UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                              SEMI - ANNUAL REPORT

                                   (GRAPHIC)

                        Hancock Horizon Family of Funds

                                 JULY 31, 2009
                       The Advisors' Inner Circle Fund II

                                                                          (LOGO)
HANCOCK HORIZON FAMILY OF FUNDS                        JULY 31, 2009 (UNAUDITED)

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS
Disclosure of Fund Expenses ..................................     2
Schedules of Investments .....................................     4
Statements of Assets and Liabilities .........................    23
Statements of Operations .....................................    26
Statements of Changes in Net Assets ..........................    28
Financial Highlights .........................................    32
Notes to Financial Statements ................................    46
Board Considerations in Re-Approving the Advisory Agreement ..    59

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-346-6300; and (ii) on the Commission's website at http://www.sec.gov.

                                                                          (LOGO)
DISCLOSURE OF FUND EXPENSES (UNAUDITED)                JULY 31, 2009 (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the "Expenses Paid During Period" column.

- HYPOTHETICAL 5% RETURN -- This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

                                                                          (LOGO)
DISCLOSURE OF FUND EXPENSES (UNAUDITED)                JULY 31, 2009 (UNAUDITED)

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE     DURING
                                    2/1/09     7/31/09      RATIOS      PERIOD*
                                  ---------   ---------   ----------   --------
GOVERNMENT MONEY MARKET FUND
ACTUAL FUND RETURN
Trust Class ...................   $1,000.00   $1,000.10      0.48%       $2.38
Institutional Sweep Class .....    1,000.00    1,000.10      0.48%        2.38
Class A .......................    1,000.00    1,000.10      0.48%        2.38
HYPOTHETICAL 5% RETURN
Trust Class ...................   $1,000.00   $1,022.41      0.48%       $2.41
Institutional Sweep Class .....    1,000.00    1,022.41      0.48%        2.41
Class A .......................    1,000.00    1,022.41      0.48%        2.41
STRATEGIC INCOME BOND FUND
ACTUAL FUND RETURN
Trust Class ...................   $1,000.00   $1,051.90      0.75%       $3.82
Class A .......................    1,000.00    1,050.10      1.00%        5.08
Class C .......................    1,000.00    1,046.60      1.75%        8.88
HYPOTHETICAL 5% RETURN
Trust Class ...................   $1,000.00   $1,021.08      0.75%       $3.76
Class A .......................    1,000.00    1,019.84      1.00%        5.01
Class C .......................    1,000.00    1,016.12      1.75%        8.75
VALUE FUND
ACTUAL FUND RETURN
Trust Class ...................   $1,000.00   $1,081.40      1.06%       $5.47
Class A .......................    1,000.00    1,080.40      1.31%        6.76
Class C .......................    1,000.00    1,075.90      2.06%       10.60
HYPOTHETICAL 5% RETURN
Trust Class ...................   $1,000.00   $1,019.54      1.06%       $5.31
Class A .......................    1,000.00    1,018.30      1.31%        6.56
Class C .......................    1,000.00    1,014.58      2.06%       10.29
GROWTH FUND
ACTUAL FUND RETURN
Trust Class ...................   $1,000.00   $1,168.40      1.10%       $5.91
Class A .......................    1,000.00    1,167.00      1.35%        7.25
Class C .......................    1,000.00    1,162.80      2.10%       11.26
HYPOTHETICAL 5% RETURN
Trust Class ...................   $1,000.00   $1,019.34      1.10%       $5.51
Class A .......................    1,000.00    1,018.10      1.35%        6.76
Class C .......................    1,000.00    1,014.38      2.10%       10.49
BURKENROAD FUND
ACTUAL FUND RETURN
Class A .......................   $1,000.00   $1,271.20      1.40%       $7.88
Class D .......................    1,000.00    1,269.40      1.65%        9.28
HYPOTHETICAL 5% RETURN
Class A .......................   $1,000.00   $1,017.85      1.40%       $7.00
Class D .......................    1,000.00    1,016.61      1.65%        8.25

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE       EXPENSE     DURING
                                    2/1/09     7/31/09      RATIOS      PERIOD*
                                  ---------   ---------   ----------   --------
QUANTITATIVE LONG/SHORT FUND
ACTUAL FUND RETURN
Trust Class ...................   $1,000.00   $1,053.00      2.02%      $10.28
Class A .......................    1,000.00    1,051.20      2.27%       11.54
Class C .......................    1,000.00    1,048.70      3.02%       15.34
HYPOTHETICAL 5% RETURN
Trust Class ...................   $1,000.00   $1,014.78      2.02%      $10.09
Class A .......................    1,000.00    1,013.54      2.27%       11.33
Class C .......................    1,000.00    1,009.82      3.02%       15.05
DIVERSIFIED INTERNATIONAL FUND
ACTUAL FUND RETURN
Trust Class ...................   $1,000.00   $1,477.80      1.50%       $9.22
Class A .......................    1,000.00    1,475.90      1.75%       10.74
Class C .......................    1,000.00    1,470.60      2.50%       15.31
HYPOTHETICAL 5% RETURN
Trust Class ...................   $1,000.00   $1,017.36      1.50%       $7.50
Class A .......................    1,000.00    1,016.12      1.75%        8.75
Class C .......................    1,000.00    1,012.40      2.50%       12.47

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SCHEDULES OF INVESTMENTS

GOVERNMENT MONEY MARKET FUND

                                  (PIE CHART)

U.S. GOVERNMENT AGENCY OBLIGATIONS   58.3%
CASH EQUIVALENT                      10.7%
REPURCHASE AGREEMENT                 31.0%

% of Total Portfolio Investments

                                                      FACE AMOUNT       VALUE
DESCRIPTION                                              (000)          (000)
-----------                                          ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 58.3%
      FFCB
      0.650%, 05/18/10                               $     15,000   $     15,000
      FHLB (A)
      0.552%, 08/07/09                                     25,000         24,998
      0.451%, 09/16/09                                     40,000         39,977
      0.613%, 01/05/10                                     20,000         19,947
      FHLB (B)
      0.640%, 02/03/10                                     25,000         25,000
      0.710%, 02/05/10                                     25,000         25,000
      0.850%, 03/12/10                                     45,000         45,000
      0.660%, 04/06/10                                     40,000         40,000
      FHLMC (A)
      0.592%, 09/21/09                                     40,000         39,966
      0.391%, 10/13/09                                     15,000         14,988
                                                                    ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $289,876)                                                    289,876
                                                                    ------------

                                                      SHARES/FACE       VALUE
DESCRIPTION                                          AMOUNT (000)       (000)
-----------                                          ------------   ------------
CASH EQUIVALENT (C) -- 10.7%
      Federated Government Obligations Tax-Managed
         Fund, Cl I, 0.200%                            53,000,000   $     53,000
                                                                    ------------
   TOTAL CASH EQUIVALENT (COST $53,000)                                   53,000
                                                                    ------------
REPURCHASE AGREEMENTS (D) -- 31.0%
      Deutsche Bank
         0.190%, dated 07/31/09, to be
         repurchased on 08/03/09, repurchase
         price $80,001,267 (collateralized by
         various U.S. Government obligations,
         ranging in par value $8,231,000 -
         $20,180,000, 1.375% - 6.250%,
         08/05/09 - 12/15/17, with total
         market value $81,600,307)                   $     80,000         80,000
      Bank of America
         0.160%, dated 07/31/09, to be
         repurchased on 08/03/09, repurchase
         price $73,897,089 (collateralized by
         various U.S. Government obligations,
         ranging in par value $5,031,000 -
         $24,802,000, 0.000% - 6.150%,
         02/01/10 - 01/15/38, with total
         market value $75,375,019)                         73,896         73,896
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS (COST $153,896)                           153,896
                                                                    ------------
   TOTAL INVESTMENTS -- 100.0% (COST $496,772)                      $    496,772
                                                                    ------------

Percentages are based on net assets $496,749 (000).

(A)  The rate reported is the effective yield at time of purchase.

(B) Variable rate security -- the rate shown is the rate in effect at July 31, 2009.

(C)  The rate shown is the 7-day effective yield as of July 31, 2009.

(D)  Tri-Party Repurchase Agreements.

Cl    -- Class
FFCB  -- Federal Farm Credit Bank
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation

The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2009 (UNAUDITED)

STRATEGIC INCOME BOND FUND

                                  (PIE CHART)

U.S. GOVERNMENT AGENCY OBLIGATIONS            27.6%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS   27.2%
CORPORATE BONDS                               27.1%
EXCHANGE TRADED FUNDS                         11.3%
CASH EQUIVALENT                                5.0%
MUNICIPAL BOND                                 1.8%

% of Total Portfolio Investments

                                                      FACE AMOUNT       VALUE
DESCRIPTION                                              (000)          (000)
-----------                                          ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.7%
   FFCB
      5.540%, 11/07/16                               $      1,500   $      1,645
      4.450%, 06/01/15                                      2,500          2,646
   FHLB
      5.250%, 06/10/11                                      3,000          3,215
      5.125%, 06/11/38                                      1,500          1,496
      5.000%, 12/09/16                                      1,000          1,094
      5.000%, 11/17/17                                      1,000          1,079
      5.000%, 12/08/17                                      1,000          1,092
      4.500%, 06/21/10                                      1,500          1,552
      2.250%, 04/13/12                                      1,500          1,520
   FHLMC
      7.000%, 03/15/10                                      1,500          1,561
      5.250%, 04/18/16                                      1,000          1,105
      5.125%, 08/23/10                                      2,000          2,093
      4.500%, 01/15/15                                      1,750          1,882
   FNMA
      6.250%, 05/15/29                                      1,500          1,793
      5.500%, 03/15/11                                      1,500          1,609
      5.000%, 02/13/17                                        500            549
      4.140%, 02/04/15                                      2,000          1,995
   FNMA (A)
      0.512%, 01/19/10                                      2,000          1,997
                                                                    ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
      $28,466)                                                            29,923
                                                                    ------------

                                                      FACE AMOUNT       VALUE
DESCRIPTION                                              (000)          (000)
-----------                                          ------------   ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS --
   27.2%
   FHLMC
      7.000%, 12/01/14                               $          5   $          5
      7.000%, 04/01/15                                          8              9
      5.500%, 08/01/21                                        754            790
      5.500%, 10/01/36                                        948            983
      5.000%, 01/01/13                                        794            820
      5.000%, 10/01/16                                        371            386
      5.000%, 04/01/22                                      1,222          1,274
      5.000%, 04/01/23                                        926            962
      4.500%, 05/01/24                                      1,973          2,027
   FNMA
      7.500%, 04/01/15                                         --             --
      7.500%, 12/01/30                                         18             20
      7.000%, 12/01/09                                         --             --
      6.500%, 01/01/32                                        147            158
      6.000%, 08/01/35                                      1,336          1,406
      6.000%, 05/01/36                                        902            947
      6.000%, 07/01/36                                        754            792
      5.500%, 06/01/25                                      1,460          1,527
      5.500%, 10/01/34                                        497            517
      5.500%, 01/01/36                                      1,012          1,050
      5.500%, 02/01/36                                      1,444          1,499
      5.500%, 04/01/36                                      1,043          1,083
      5.000%, 10/01/18                                        285            300
      5.000%, 12/01/18                                        318            334
      5.000%, 11/01/21                                      1,238          1,287
      5.000%, 05/01/38                                      1,813          1,857
      4.500%, 07/01/18                                        746            779
      4.000%, 09/01/10                                        526            533
   GNMA
      7.500%, 08/15/12                                          5              6
      7.500%, 09/15/13                                          4              4
      7.500%, 12/20/29                                          3              3
      6.500%, 09/15/13                                         16             17
      6.500%, 04/15/14                                          3              3
      6.500%, 03/15/31                                         26             28
      6.500%, 07/15/31                                        397            430
      6.000%, 05/15/28                                          3              3
      6.000%, 09/15/34                                        336            355
      6.000%, 11/15/34                                        166            175
      6.000%, 12/15/34                                        202            213
      5.500%, 01/15/36                                      1,315          1,372
      5.500%, 04/15/36                                        956            998
      5.000%, 09/15/17                                        194            205
      5.000%, 12/15/17                                        310            327
      5.000%, 10/15/18                                         27             29

SCHEDULES OF INVESTMENTS

                                                      FACE AMOUNT       VALUE
DESCRIPTION                                              (000)          (000)
-----------                                          ------------   ------------
   GNMA (CONTINUED)
      5.000%, 11/15/18                               $         24   $         25
      5.000%, 01/15/19                                        550            581
      5.000%, 03/15/33                                         25             26
      5.000%, 04/15/33                                         18             19
      5.000%, 06/15/33                                         63             65
      5.000%, 04/15/38                                      2,191          2,254
      4.500%, 02/15/20                                        935            979
                                                                    ------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (COST $28,292)                                                      29,462
                                                                    ------------
CORPORATE BONDS -- 27.1%
   Aerospace & Defense -- 2.3%
   General Dynamics
      4.500%, 08/15/10                                      1,000          1,031
   Honeywell International
      5.300%, 03/01/18                                      1,400          1,494
                                                                    ------------
   TOTAL AEROSPACE & DEFENSE                                               2,525
                                                                    ------------
   Agriculture -- 1.9%
   Cargill (C)
      4.375%, 06/01/13                                      2,000          2,019
                                                                    ------------
   TOTAL AGRICULTURE                                                       2,019
                                                                    ------------
   Banks -- 0.8%
   Citigroup
      5.300%, 01/07/16                                      1,000            901
                                                                    ------------
   TOTAL BANKS                                                               901
                                                                    ------------
   Building & Construction -- 1.2%
   CRH America
      8.125%, 07/15/18                                      1,300          1,308
                                                                    ------------
   TOTAL BUILDING & CONSTRUCTION                                           1,308
                                                                    ------------
   Chemicals -- 1.9%
   Dow Chemical
      6.000%, 10/01/12                                      1,000          1,039
   E.I. Du Pont de Nemours
      4.125%, 04/30/10                                      1,000          1,022
                                                                    ------------
   TOTAL CHEMICALS                                                         2,061
                                                                    ------------
   Electrical Services & Equipment -- 0.8%
   Pacificorp
      6.900%, 11/15/11                                        793            878
                                                                    ------------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                     878
                                                                    ------------

                                                      FACE AMOUNT       VALUE
DESCRIPTION                                              (000)          (000)
-----------                                          ------------   ------------
   Electrical Utilities -- 0.9%
   Northeast Utilities
      5.650%, 06/01/13                               $      1,000   $      1,013
                                                                    ------------
   TOTAL ELECTRICAL UTILITIES                                              1,013
                                                                    ------------
   Entertainment -- 1.0%
   Walt Disney
      4.500%, 12/15/13                                      1,000          1,060
                                                                    ------------
   TOTAL ENTERTAINMENT                                                     1,060
                                                                    ------------
   Financial Services -- 7.1%
   Boeing Capital
      6.500%, 02/15/12                                      1,000          1,097
   Ford Motor Credit
      7.375%, 02/01/11                                        650            627
   General Electric Capital
      6.875%, 11/15/10                                        500            530
   Lehman Brothers Holdings (B)
      6.875%, 05/02/18                                      1,500            266
   Merrill Lynch
      6.050%, 05/16/16                                      1,000            933
   Morgan Stanley
      5.550%, 04/27/17                                        970            971
   New York Life Global Funding (C)
      4.600%, 04/15/13                                      1,600          1,641
   Simon Property Group (D)
      5.600%, 09/01/11                                      1,500          1,551
                                                                    ------------
   TOTAL FINANCIAL SERVICES                                                7,616
                                                                    ------------
   Food, Beverage & Tobacco -- 0.5%
   Campbell Soup
      6.750%, 02/15/11                                        500            539
                                                                    ------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            539
                                                                    ------------
   Medical Products & Services -- 1.7%
   Humana
      7.200%, 06/15/18                                      1,425          1,324
   Medco Health Solutions
      7.250%, 08/15/13                                        500            552
                                                                    ------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,876
                                                                    ------------
   Oil Exploration & Production -- 0.8%
   Anadarko Petroleum
      5.000%, 10/01/12                                        850            861
                                                                    ------------
   TOTAL OIL EXPLORATION & PRODUCTION                                        861
                                                                    ------------

                                                                          (LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2009 (UNAUDITED)

STRATEGIC INCOME BOND FUND (CONCLUDED)

                                                      FACE AMOUNT      VALUE
DESCRIPTION                                          (000)/SHARES      (000)
-----------                                          ------------   ------------
   Printing & Publishing -- 0.8%
   Gannett
      5.750%, 06/01/11                               $      1,000   $        901
                                                                    ------------
   TOTAL PRINTING & PUBLISHING                                               901
                                                                    ------------
   Retail -- 2.4%
   Target
      5.375%, 05/01/17                                      1,000          1,050
   Wal-Mart Stores
      4.000%, 01/15/10                                      1,000          1,016
   Yum! Brands
      6.250%, 04/15/16                                        500            522
                                                                    ------------
   TOTAL RETAIL                                                            2,588
                                                                    ------------
   Telephones & Telecommunication -- 2.0%
   BellSouth
      6.000%, 10/15/11                                      1,000          1,077
   SBC Communications
      5.875%, 08/15/12                                      1,000          1,090
                                                                    ------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    2,167
                                                                    ------------
   Transportation Services -- 1.0%
   United Parcel Service
      3.875%, 04/01/14                                      1,000          1,037
                                                                    ------------
   TOTAL TRANSPORTATION SERVICES                                           1,037
                                                                    ------------
   TOTAL CORPORATE BONDS (COST $29,856)                                   29,350
                                                                    ------------
EXCHANGE TRADED FUNDS -- 11.4%
   iShares iBoxx High Yield Fund                           41,000          3,462
   iShares iBoxx Investment Grade
   Corporate Bond Fund                                     84,458          8,823
                                                                    ------------
   TOTAL EXCHANGE TRADED FUNDS (COST $11,846)                             12,285
                                                                    ------------

                                                      SHARES/FACE       VALUE
DESCRIPTION                                          AMOUNT (000)       (000)
-----------                                          ------------   ------------
CASH EQUIVALENTS -- 5.0%
      Hancock Horizon Government Money Market Fund,
         Trust Class Shares, 0.010% (E)(F)              4,993,738   $      4,994
      SEI Daily Income Trust Prime Obligations Fund,
         Cl A, 0.150% (E)                                 400,000            400
                                                                    ------------
   TOTAL CASH EQUIVALENTS (COST $5,394)                                    5,394
                                                                    ------------
MUNICIPAL BONDS -- 1.8%
      City of Lafayette, Louisiana, Public
         Improvements, Ser A
         7.230%, 03/01/34                            $      1,000            989
      State of California
         5.250%, 08/01/38                                   1,000            950
                                                                    ------------
   TOTAL MUNICIPAL BONDS (COST $1,993)                                     1,939
                                                                    ------------
   TOTAL INVESTMENTS -- 100.2% (COST $105,847)                      $    108,353
                                                                    ------------

Percentages are based on net assets $108,184 (000).

(A) Discount Note -- the rate reported is the effective yield at the time of purchase.

(B)  Security is in default on interest payments.

(C) 144A -- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2009, the value of these securities amounted to $3,660 (000s), representing 3.4% of the net assets of the Fund.

(D) Security considered Master Limited Partnership. At July 31, 2009, this security amounted to $1,551(000), or 1.4% of net assets.

(E)  The rate reported is the 7-day effective yield as of July 31, 2009.

(F)  Investment in Affiliated Company (see Note 3).

Cl    -- Class
FFCB  -- Federal Farm Credit Bank
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
Ser   -- Series

Amounts designated as "--" are $0 (or 0 Face Amount) or have been rounded to $0 (or 0 Face Amount).

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS

VALUE FUND

                                  (PIE CHART)

TELECOMMUNICATION SERVICES    3.0%
CASH EQUIVALENT               1.0%
FINANCIALS                   15.6%
CONSUMER DISCRETIONARY       14.9%
HEALTH CARE                  12.4%
UTILITIES                    12.1%
CONSUMEER STAPLES            11.8%
MATERIALS                     8.3%
ENERGY                        7.2%
INDUSTRIALS                   7.0%
INFORMATION TECHNOLOGY        6.7%

% of Total Portfolio Investments

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
COMMON STOCK -- 99.0%
   Advertising Agencies -- 1.4%
      Omnicom Group                                        53,000   $      1,802
                                                                    ------------
   TOTAL ADVERTISING AGENCIES                                              1,802
                                                                    ------------
   Aerospace & Defense -- 5.7%
      L-3 Communications Holdings,
      Cl 3                                                 23,000          1,736
      Lockheed Martin                                      25,000          1,869
      Raytheon                                             46,000          2,160
      Rockwell Collins                                     40,000          1,688
                                                                    ------------
   TOTAL AEROSPACE & DEFENSE                                               7,453
                                                                    ------------
   Automotive -- 1.6%
      O'Reilly Automotive*                                 50,000          2,033
                                                                    ------------
   TOTAL AUTOMOTIVE                                                        2,033
                                                                    ------------
   Banks -- 3.7%
      BB&T                                                 72,000          1,647
      Hudson City Bancorp                                 100,000          1,406
      Wells Fargo                                          75,000          1,835
                                                                    ------------
   TOTAL BANKS                                                             4,888
                                                                    ------------

                                                                       VALUE
DESCRIPTION                                              SHARES        (000)
-----------                                          ------------   ------------
   Chemicals -- 5.2%
      Lubrizol                                             41,000   $      2,375
      Praxair                                              30,000          2,346
      Sigma-Aldrich                                        43,000          2,182
                                                                    ------------
   TOTAL CHEMICALS                                                         6,903
                                                                    ------------
   Computer Software -- 1.1%
      Synopsys*                                            70,000          1,399
                                                                    ------------
   TOTAL COMPUTER SOFTWARE                                                 1,399
                                                                    ------------
   Computers & Services -- 5.6%
      Diebold                                              52,000          1,441
      EMC*                                                130,000          1,958
      QLogic*                                             140,000          1,827
      Teradata*                                            89,000          2,187
                                                                    ------------
   TOTAL COMPUTERS & SERVICES                                              7,413
                                                                    ------------
   Containers & Packaging -- 1.5%
      Ball                                                 42,000          2,031
                                                                    ------------
   TOTAL CONTAINERS & PACKAGING                                            2,031
                                                                    ------------
   Cosmetics & Toiletries -- 2.2%
      Colgate Palmolive                                    40,000          2,898
                                                                    ------------
   TOTAL COSMETICS & TOILETRIES                                            2,898
                                                                    ------------
   Data Processing & Outsourced Services -- 1.4%
      Equifax                                              70,000          1,823
                                                                    ------------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                             1,823
                                                                    ------------
   Drugs -- 6.0%
      Abbott Laboratories                                  46,000          2,070
      Bristol-Myers Squibb                                 84,000          1,826
      Johnson & Johnson                                    36,000          2,192
      Pfizer                                              115,000          1,832
                                                                    ------------
   TOTAL DRUGS                                                             7,920
                                                                    ------------
   Electrical Utilities -- 7.5%
      American Electric Power                              65,000          2,012
      DTE Energy                                           50,000          1,723
      FPL Group                                            50,000          2,834
      Public Service Enterprise                            38,000          1,233
      Southern                                             66,000          2,072
                                                                    ------------
   TOTAL ELECTRICAL UTILITIES                                              9,874
                                                                    ------------

                                                                          (LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2009 (UNAUDITED)

VALUE FUND (CONTINUED)

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Entertainment -- 1.4%
      Walt Disney                                          75,000   $      1,884
                                                                    ------------
   TOTAL ENTERTAINMENT                                                     1,884
                                                                    ------------
   Financial Services -- 2.8%
      Goldman Sachs Group                                  14,000          2,286
      Moody's                                              61,000          1,448
                                                                    ------------
   TOTAL FINANCIAL SERVICES                                                3,734
                                                                    ------------
   Food, Beverage & Tobacco -- 6.6%
      Campbell Soup                                        62,000          1,924
      Coca-Cola                                            50,000          2,492
      General Mills                                        40,000          2,356
      Kroger                                               90,000          1,924
                                                                    ------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          8,696
                                                                    ------------
   Gas & Natural Gas -- 3.0%
      AGL Resources                                        59,000          1,984
      UGI                                                  76,000          2,009
                                                                    ------------
   TOTAL GAS & NATURAL GAS                                                 3,993
                                                                    ------------
   Health Care Services -- 1.8%
      Quest Diagnostics                                    43,000          2,349
                                                                    ------------
   TOTAL HEALTH CARE SERVICES                                              2,349
                                                                    ------------
   Household Products -- 3.2%
      Energizer Holdings*                                  32,000          2,050
      Newell Rubbermaid                                   164,000          2,111
                                                                    ------------
   TOTAL HOUSEHOLD PRODUCTS                                                4,161
                                                                    ------------
   Insurance -- 7.6%
      American Financial Group                             83,000          2,024
      Chubb                                                48,000          2,217
      Torchmark                                            45,000          1,758
      Travelers                                            46,000          1,981
      Unum Group                                          110,000          2,065
                                                                    ------------
   TOTAL INSURANCE                                                        10,045
                                                                    ------------
   Investment Management Companies -- 1.4%
      Federated Investors, Cl B                            70,000          1,815
                                                                    ------------
   TOTAL INVESTMENT MANAGEMENT COMPANIES                                   1,815
                                                                    ------------

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Managed Health Care -- 1.5%
      UnitedHealth Group                                   70,000   $      1,964
                                                                    ------------
   TOTAL MANAGED HEALTH CARE                                               1,964
                                                                    ------------
   Manufacturing -- 1.4%
      Kellogg                                              39,000          1,852
                                                                    ------------
   TOTAL MANUFACTURING                                                     1,852
                                                                    ------------
   Medical Products & Services -- 1.5%
      Zimmer Holdings*                                     43,000          2,004
                                                                    ------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       2,004
                                                                    ------------
   Multi-Utilities -- 1.6%
      Sempra Energy                                        39,000          2,045
                                                                    ------------
   TOTAL MULTI-UTILITIES                                                   2,045
                                                                    ------------
   Paper & Paper Products -- 1.5%
      Bemis                                                75,000          1,974
                                                                    ------------
   TOTAL PAPER & PAPER PRODUCTS                                            1,974
                                                                    ------------
   Petroleum & Fuel Products -- 1.7%
      Occidental Petroleum                                 32,000          2,283
                                                                    ------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         2,283
                                                                    ------------
   Petroleum Refining -- 5.5%
      Exxon Mobil                                          27,000          1,901
      Marathon Oil                                         60,000          1,935
      Murphy Oil                                           37,000          2,153
      Sunoco                                               49,000          1,210
                                                                    ------------
   TOTAL PETROLEUM REFINING                                                7,199
                                                                    ------------
   Publishing -- 1.3%
      McGraw-Hill                                          55,000          1,724
                                                                    ------------
   TOTAL PUBLISHING                                                        1,724
                                                                    ------------
   Retail -- 7.7%
      Family Dollar Stores                                 65,000          2,042
      Genuine Parts                                        59,000          2,090
      Kohl's*                                              41,000          1,991
      Limited Brands                                      147,000          1,902
      McDonald's                                           38,000          2,092
                                                                    ------------
   TOTAL RETAIL                                                           10,117
                                                                    ------------

SCHEDULES OF INVESTMENTS

VALUE FUND (CONCLUDED)

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Telephones & Telecommunication -- 3.0%
      AT&T                                                 75,000   $      1,967
      Verizon Communications                               60,000          1,924
                                                                    ------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    3,891
                                                                    ------------
   Wholesale -- 1.6%
      AmerisourceBergen, Cl A                             106,000          2,090
                                                                    ------------
   TOTAL WHOLESALE                                                         2,090
                                                                    ------------
   TOTAL COMMON STOCK (COST $132,427)                                    130,257
                                                                    ------------
CASH EQUIVALENT -- 1.0%
      Hancock Horizon Government Money Market
         Fund, Trust Class Shares, 0.010% (A)(B)        1,361,534          1,362
                                                                    ------------
   TOTAL CASH EQUIVALENT (COST $1,362)                                     1,362
                                                                    ------------
   TOTAL INVESTMENTS -- 100.0% (COST $133,789)                      $    131,619
                                                                    ------------

Percentages are based on net assets $131,657 (000).

*    Non-income producing security.

(A)  Investment in Affiliated Company (see Note 3).

(B)  The rate reported is the 7-day effective yield as of July 31, 2009.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2009 (UNAUDITED)

GROWTH FUND

                                  (PIE CHART)

TELECOMMUNICATION SERVICES    1.4%
CASH EQUIVALENT               0.1%
INFORMATION TECHNOLOGY       27.9%
CONSUMER DISCRETIONARY       19.6%
HEALTH CARE                  19.4%
INDUSTRIALS                  12.2%
CONSUMER STAPLES             11.0%
FINANCIALS                    3.4%
ENERGY                        3.1%
MATERIALS                     1.9%

% of Total Portfolio Investments

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
COMMON STOCK -- 100.0%
   Aerospace & Defense -- 2.7%
      Alliant Techsystems*                                 10,000   $        787
      ITT                                                  20,000            988
                                                                    ------------
   TOTAL AEROSPACE & DEFENSE                                               1,775
                                                                    ------------
   Automotive -- 1.4%
      AutoZone*                                             6,000            921
                                                                    ------------
   TOTAL AUTOMOTIVE                                                          921
                                                                    ------------
   Computer Software -- 4.0%
      Citrix Systems*                                      36,000          1,282
      Factset Research Systems                             23,000          1,304
                                                                    ------------
   TOTAL COMPUTER SOFTWARE                                                 2,586
                                                                    ------------
   Computers & Services -- 11.0%
      Apple*                                                6,000            980
      Automatic Data Processing                            24,000            894
      Fiserv*                                              24,000          1,138
      Hewlett-Packard                                      34,000          1,472

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Computers & Services (CONTINUED)
      International Business Machines                      13,000   $      1,533
      Microsoft                                            50,000          1,176
                                                                    ------------
   TOTAL COMPUTERS & SERVICES                                              7,193
                                                                    ------------
   Consumer Products -- 2.1%
      Nike, Cl B                                           24,000          1,359
                                                                    ------------
   TOTAL CONSUMER PRODUCTS                                                 1,359
                                                                    ------------
   Containers & Packaging -- 1.9%
      Pactiv*                                              50,000          1,259
                                                                    ------------
   TOTAL CONTAINERS & PACKAGING                                            1,259
                                                                    ------------
   Data Processing & Outsourced Services -- 3.2%
      Computer Sciences*                                   25,000          1,204
      Dun & Bradstreet                                     12,000            864
                                                                    ------------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                             2,068
                                                                    ------------
   Drug Retail -- 3.4%
      CVS Caremark                                         39,000          1,306
      Walgreen                                             29,000            900
                                                                    ------------
   TOTAL DRUG RETAIL                                                       2,206
                                                                    ------------
   Drugs -- 5.8%
      Medco Health Solutions*                              20,000          1,057
      Mylan*                                               59,000            778
      Schering-Plough                                      38,000          1,008
      Watson Pharmaceuticals*                              27,000            938
                                                                    ------------
   TOTAL DRUGS                                                             3,781
                                                                    ------------
   Electronic Components & Equipment -- 2.0%
      Amphenol, Cl A                                       40,000          1,334
                                                                    ------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                 1,334
                                                                    ------------
   Engineering Services -- 4.7%
      Fluor                                                20,000          1,056
      Granite Construction                                 21,000            711
      URS*                                                 25,000          1,265
                                                                    ------------
   TOTAL ENGINEERING SERVICES                                              3,032
                                                                    ------------
   Entertainment -- 1.4%
      Marvel Entertainment*                                23,000            910
                                                                    ------------
   TOTAL ENTERTAINMENT                                                       910
                                                                    ------------

SCHEDULES OF INVESTMENTS

GROWTH FUND (CONCLUDED)

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Financial Services -- 3.4%
      Charles Schwab                                       50,000   $        893
      NASDAQ OMX Group*                                    29,000            613
      T Rowe Price Group                                   15,000            701
                                                                    ------------
   TOTAL FINANCIAL SERVICES                                                2,207
                                                                    ------------
   Food, Beverage & Tobacco -- 2.5%
      Hansen Natural*                                      23,000            713
      Hormel Foods                                         26,000            934
                                                                    ------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          1,647
                                                                    ------------
   Household Products -- 3.4%
      Church & Dwight                                      22,000          1,298
      Clorox                                               15,000            915
                                                                    ------------
   TOTAL HOUSEHOLD PRODUCTS                                                2,213
                                                                    ------------
   Information Technology -- 7.5%
      BMC Software*                                        38,000          1,293
      CA                                                   50,000          1,057
      McAfee*                                              23,000          1,025
      Oracle                                               67,000          1,483
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY                                            4,858
                                                                    ------------
   Leasing & Renting -- 1.6%
      Bed Bath & Beyond*                                   30,000          1,043
                                                                    ------------
   TOTAL LEASING & RENTING                                                 1,043
                                                                    ------------
      Manufacturing -- 1.7%
      JM Smucker                                           22,000          1,101
                                                                    ------------
   TOTAL MANUFACTURING                                                     1,101
                                                                    ------------
   Medical Products & Services -- 13.6%
      Baxter International                                 22,000          1,240
      Becton Dickinson                                     18,000          1,173
      Express Scripts, Cl A*                               20,000          1,401
      Gilead Sciences*                                     26,000          1,272
      Idexx Laboratories*                                  20,000            996
      Laboratory Corp of America Holdings*                 14,000            941
      St. Jude Medical*                                    23,000            867
      Waters*                                              20,000          1,005
                                                                    ------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       8,895
                                                                    ------------

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Petroleum & Fuel Products -- 3.1%
      Southwestern Energy*                                 27,000   $      1,119
      Tidewater                                            20,000            900
                                                                    ------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         2,019
                                                                    ------------
   Retail -- 14.9%
      Big Lots*                                            59,000          1,359
      Dollar Tree*                                         20,000            923
      Gap                                                  69,000          1,126
      Polo Ralph Lauren, Cl A                              22,000          1,387
      Ross Stores                                          36,000          1,587
      TJX                                                  30,000          1,087
      WW Grainger                                          13,000          1,169
      Yum! Brands                                          30,000          1,064
                                                                    ------------
   TOTAL RETAIL                                                            9,702
                                                                    ------------
   Semi-Conductors & Instruments -- 1.6%
      Texas Instruments                                    42,000          1,010
                                                                    ------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     1,010
                                                                    ------------
   Telephones & Telecommunication -- 1.4%
      CenturyTel                                           30,000            942
                                                                    ------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                      942
                                                                    ------------
   Transportation Services -- 1.7%
      Burlington Northern Santa Fe                         14,000          1,100
                                                                    ------------
   TOTAL TRANSPORTATION SERVICES                                           1,100
                                                                    ------------
   TOTAL COMMON STOCK (COST $59,124)                                      65,161
                                                                    ------------
CASH EQUIVALENT -- 0.1%
      Hancock Horizon Government Money Market
         Fund, Trust Class Shares, 0.010% (A)(B)           71,497             71
                                                                    ------------
   TOTAL CASH EQUIVALENT (COST $71)                                           71
                                                                    ------------
   TOTAL INVESTMENTS -- 100.1% (COST $59,195)                       $     65,232
                                                                    ------------

Percentages are based on net assets $65,187 (000).

*    Non-income producing security.

(A)  Investment in Affiliated Company (see Note 3).

(B)  The rate reported is the 7-day effective yield as of July 31, 2009.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2009 (UNAUDITED)

BURKENROAD FUND

                                  (PIE CHART)

TELECOMMUNICATION SERVICES    1.8%
INDUSTRIALS                  17.3%
CONSUMER DISCRETIONARY       14.8%
FINANCIALS                   12.2%
INFORMATION TECHNOLOGY       10.8%
ENERGY                       10.6%
MATERIALS                     8.0%
CONSUMER STAPLES              6.8%
HEALTH CARE                   6.8%
CASH EQUIVALENTS              6.6%
UTILITIES                     4.3%

% of Total Portfolio Investments

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
COMMON STOCK -- 93.2%
   Airlines -- 1.6%
      Airtran Holdings*                                    90,000   $        652
                                                                    ------------
   TOTAL AIRLINES                                                            652
                                                                    ------------
   Banks -- 5.1%
      Iberiabank                                           11,000            515
      Midsouth Bancorp                                     11,116            187
      Prosperity Bancshares                                20,000            670
      Southside Bancshares                                 26,250            594
      Teche Holding                                         4,000            137
                                                                    ------------
   TOTAL BANKS                                                             2,103
                                                                    ------------
   Commercial Services -- 3.7%
      Comfort Systems USA                                  52,000            613
      Rollins                                              29,000            532
      Team*                                                26,000            378
                                                                    ------------
   TOTAL COMMERCIAL SERVICES                                               1,523
                                                                    ------------
   Computer & Electronics Retail -- 1.6%
      RadioShack                                           42,000            651
                                                                    ------------
   TOTAL COMPUTER & ELECTRONICS RETAIL                                       651
                                                                    ------------

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Computer Software -- 1.5%
      Tyler Technologies*                                  40,000   $        616
                                                                    ------------
   TOTAL COMPUTER SOFTWARE                                                   616
                                                                    ------------
   Containers & Packaging -- 1.4%
      BWAY Holding*                                        36,000            574
                                                                    ------------
   TOTAL CONTAINERS & PACKAGING                                              574
                                                                    ------------
   Correctional Institutions -- 1.1%
      Geo Group*                                           25,000            449
                                                                    ------------
   TOTAL CORRECTIONAL INSTITUTIONS                                           449
                                                                    ------------
   Electrical Utilities -- 1.1%
      El Paso Electric*                                    30,000            453
                                                                    ------------
   TOTAL ELECTRICAL UTILITIES                                                453
                                                                    ------------
   Engineering Services -- 3.5%
      Orion Marine Group*                                  45,000          1,006
      Shaw Group*                                          15,000            442
                                                                    ------------
   TOTAL ENGINEERING SERVICES                                              1,448
                                                                    ------------
   Financial Services -- 1.0%
      Ezcorp, Cl A*                                        34,000            430
                                                                    ------------
   TOTAL FINANCIAL SERVICES                                                  430
                                                                    ------------
   Food, Beverage & Tobacco -- 3.9%
      National Beverage*                                   65,000            694
      Sanderson Farms                                      15,000            610
      Susser Holdings*                                     25,000            294
                                                                    ------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          1,598
                                                                    ------------
   Gas & Natural Gas -- 1.4%
      Spectra Energy Partners (A)                          26,000            582
                                                                    ------------
   TOTAL GAS & NATURAL GAS                                                   582
                                                                    ------------
   Household Products -- 2.1%
      Tupperware Brands                                    25,000            852
                                                                    ------------
   TOTAL HOUSEHOLD PRODUCTS                                                  852
                                                                    ------------
   Insurance -- 4.2%
      Amerisafe*                                           37,000            615
      Infinity Property & Casualty                         11,000            457
      ProAssurance*                                        13,000            660
                                                                    ------------
   TOTAL INSURANCE                                                         1,732
                                                                    ------------

SCHEDULES OF INVESTMENTS

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Leasing & Renting -- 1.4%
      Aaron Rents                                          21,000   $        577
                                                                    ------------
   TOTAL LEASING & RENTING                                                   577
                                                                    ------------
   Manufacturing -- 5.2%
      AZZ*                                                 25,000            969
      Cal-Maine Foods                                      23,000            677
      Flowers Foods                                        21,000            496
                                                                    ------------
   TOTAL MANUFACTURING                                                     2,142
                                                                    ------------
   Medical Products & Services -- 6.8%
      Cyberonics*                                          40,000            664
      Immucor*                                             22,000            367
      LHC Group*                                           14,000            411
      Mednax*                                              15,000            695
      US Physical Therapy*                                 40,000            654
                                                                    ------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       2,791
                                                                    ------------
   Metals & Mining -- 1.4%
      CARBO Ceramics                                       14,000            584
                                                                    ------------
   TOTAL METALS & MINING                                                     584
                                                                    ------------
   Office Furniture & Fixtures -- 3.2%
      SYKES Enterprises*                                   35,000            696
      Tech Data*                                           18,000            629
                                                                    ------------
   TOTAL OFFICE FURNITURE & FIXTURES                                       1,325
                                                                    ------------
   Paper & Paper Products -- 3.4%
      Rock-Tenn, Cl A                                      17,000            764
      Temple-Inland                                        40,000            627
                                                                    ------------
   TOTAL PAPER & PAPER PRODUCTS                                            1,391
                                                                    ------------
   Petroleum & Fuel Products -- 10.9%
      Dril-Quip*                                           14,000            592
      Gulf Island Fabrication                              25,000            363
      Hornbeck Offshore Services*                          30,000            653
      RPC                                                  28,000            230
      SEACOR Holdings*                                      9,000            715
      Superior Energy Services*                            35,000            581
      Walter Energy                                        27,000          1,333
                                                                    ------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         4,467
                                                                    ------------

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Real Estate Investment Trust -- 1.8%
      American Campus
      Communities                                          14,000   $        321
      EastGroup Properties                                 12,000            417
                                                                    ------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                        738
                                                                    ------------
   Retail -- 9.7%
      Brinker International                                33,000            549
      Conn's*                                              45,000            567
      Fossil*                                              40,000          1,053
      Hibbett Sports*                                      34,000            626
      Pool                                                 30,000            709
      Sally Beauty Holdings*                               70,000            489
                                                                    ------------
   TOTAL RETAIL                                                            3,993
                                                                    ------------
   Semi-Conductors & Instruments -- 2.1%
      Silicon Laboratories*                                20,000            857
                                                                    ------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       857
                                                                    ------------
   Telecommunication Services -- 5.7%
      Earthlink*                                           84,000            710
      Rackspace Hosting*                                   75,000          1,053
      S1*                                                  80,000            567
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES                                        2,330
                                                                    ------------
   Transportation Services -- 3.2%
      Gulfmark Offshore*                                   20,000            640
      Kirby*                                               18,000            666
                                                                    ------------
   TOTAL TRANSPORTATION SERVICES                                           1,306
                                                                    ------------
   Utilities -- 3.4%
      Cleco                                                30,000            711
      Powell Industries*                                   20,000            713
                                                                    ------------
   TOTAL UTILITIES                                                         1,424
                                                                    ------------
   Wireless Telecommunication Services -- 1.8%
      Syniverse Holdings*                                  42,000            736
                                                                    ------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 736
                                                                    ------------
   TOTAL COMMON STOCK (COST $34,329)                                      38,324
                                                                    ------------

                                                                          (LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2009 (UNAUDITED)

BURKENROAD FUND (CONCLUDED)

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
CASH EQUIVALENTS -- 6.6%
      Hancock Horizon Government Money Market
         Fund, Trust Class Shares, 0.010% (B) (C)       2,014,568   $      2,015
      SEI Daily Income Trust Prime Obligations
         Fund, Cl A, 0.150% (C)                           699,951            700
                                                                    ------------
   TOTAL CASH EQUIVALENTS (COST $2,715)                                    2,715
                                                                    ------------
   TOTAL INVESTMENTS -- 99.8% (COST $37,044)                        $     41,039
                                                                    ------------

Percentages are based on net assets $41,112 (000).

*    Non-income producing security.

(A) Security considered Master Limited Partnership. At July 31, 2009, this security amounted to $582, or 1.4% of net assets.

(B)  Investment in Affiliated Company (see Note 3).

(C)  The rate reported is the 7-day effective yield as of July 31, 2009.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS

QUANTITATIVE LONG/SHORT FUND

                                  (PIE CHART)

ENERGY                        1.7%
CONSUMER DISCRETIONARY       25.5%
INFORMATION TECHNOLOGY       21.4%
HEALTH CARE                  19.7%
CONSUMER STAPLES             11.2%
MATERIALS                     7.0%
FINANCIALS                    4.7%
TELECOMMUNICATION SERVICES    3.7%
CASH EQUIVALENTS              2.8%
INDUSTRIALS                   2.3%

% of Total Portfolio Investments, which excludes securities sold short.

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
COMMON STOCK -- 107.3%
   Automotive -- 1.6%
      AutoZone (1)*                                         1,800   $        276
                                                                    ------------
   TOTAL AUTOMOTIVE                                                          276
                                                                    ------------
   Chemicals -- 2.3%
      HB Fuller (1)                                        10,100            204
      Schulman A (1)                                        9,350            199
                                                                    ------------
   TOTAL CHEMICALS                                                           403
                                                                    ------------
   Commercial Services -- 1.3%
      Pre-Paid Legal Services (1)*                          4,600            224
                                                                    ------------
   TOTAL COMMERCIAL SERVICES                                                 224
                                                                    ------------
   Computer Software -- 1.2%
      Fair Isaac (1)                                       11,000            211
                                                                    ------------
   TOTAL COMPUTER SOFTWARE                                                   211
                                                                    ------------
   Computers & Services -- 10.2%
      Arris Group (1)*                                     16,100            196
      Cisco Systems (1)*                                   12,000            264

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Computers & Services (CONTINUED)
      International Business Machines (1)                   2,200   $        259
      Juniper Networks (1)*                                11,400            298
      Metavante Technologies (1)*                           9,600            296
      Synaptics (1)*                                        3,140             75
      Tekelec (1)*                                         15,700            289
      Western Digital (1)*                                  4,590            139
                                                                    ------------
   TOTAL COMPUTERS & SERVICES                                              1,816
                                                                    ------------
   Containers & Packaging -- 1.3%
      Owens-Illinois (1)*                                   6,800            231
                                                                    ------------
   TOTAL CONTAINERS & PACKAGING                                              231
                                                                    ------------
   Drugs -- 3.8%
      Mylan (1)*                                           17,800            235
      Schering-Plough (1)                                   8,000            212
      Valeant Pharmaceuticals International (1)*            8,500            219
                                                                    ------------
   TOTAL DRUGS                                                               666
                                                                    ------------
   E-Commerce -- 1.3%
      priceline.com (1)*                                    1,800            233
                                                                    ------------
   TOTAL E-COMMERCE                                                          233
                                                                    ------------
   Engineering Services -- 2.5%
      EMCOR Group (1)*                                     10,600            256
      Insituform Technologies, Cl A (1)*                   10,400            191
                                                                    ------------
   TOTAL ENGINEERING SERVICES                                                447
                                                                    ------------
   Financial Services -- 5.2%
      Affiliated Managers Group (1)*                        3,400            225
      First Cash Financial Services (1)*                   11,400            214
      Goldman Sachs Group (1)                               1,650            270
      optionsXpress Holdings (1)                           11,700            211
                                                                    ------------
   TOTAL FINANCIAL SERVICES                                                  920
                                                                    ------------
   Food, Beverage & Tobacco -- 6.1%
      Casey's General Stores (1)                            9,100            250
      Coca-Cola Enterprises (1)                            16,300            306
      ConAgra Foods (1)                                    14,080            276
      Lorillard (1)                                         3,500            258
                                                                    ------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          1,090
                                                                    ------------

                                                                          (LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2009 (UNAUDITED)

QUANTITATIVE LONG/SHORT FUND (CONTINUED)

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Health Care Facilities -- 1.4%
      LifePoint Hospitals (1)*                              9,000   $        249
                                                                    ------------
   TOTAL HEALTH CARE FACILITIES                                              249
                                                                    ------------
   Health Care Services -- 1.3%
      Quest Diagnostics (1)                                 4,100            224
                                                                    ------------
   TOTAL HEALTH CARE SERVICES                                                224
                                                                    ------------
   Hotels & Lodging -- 1.3%
      Wyndham Worldwide (1)                                16,100            225
                                                                    ------------
   TOTAL HOTELS & LODGING                                                    225
                                                                    ------------
   Household Products -- 1.1%
      Clorox (1)                                            3,300            201
                                                                    ------------
   TOTAL HOUSEHOLD PRODUCTS                                                  201
                                                                    ------------
   Information Technology -- 4.8%
      McAfee (1)*                                           5,100            227
      Micros Systems (1)*                                   9,700            266
      Oracle (1)                                            9,000            199
      Websense (1)*                                        10,700            159
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY                                              851
                                                                    ------------
   Leasing & Renting -- 1.0%
      Aaron Rents (1)                                       6,500            179
                                                                    ------------
   TOTAL LEASING & RENTING                                                   179
                                                                    ------------
   Leisure & Recreational Products -- 1.2%
      WMS Industries (1)*                                   5,700            206
                                                                    ------------
   TOTAL LEISURE & RECREATIONAL PRODUCTS                                     206
                                                                    ------------
   Managed Health Care -- 1.2%
      UnitedHealth Group (1)                                7,300            205
                                                                    ------------
   TOTAL MANAGED HEALTH CARE                                                 205
                                                                    ------------
   Manufacturing -- 5.1%
      J&J Snack Foods (1)                                   5,800            251
      Kellogg (1)                                           4,300            204
      Sara Lee (1)                                         18,600            198
      TreeHouse Foods (1)*                                  7,600            247
                                                                    ------------
   TOTAL MANUFACTURING                                                       900
                                                                    ------------

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Medical Products & Services -- 12.9%
      Cerner (1)*                                           5,600   $        365
      Community Health Systems (1)*                         7,100            201
      Express Scripts, Cl A (1)*                            3,700            259
      Mettler-Toledo International (1)*                     2,600            219
      Omnicare (1)                                          8,900            212
      RehabCare Group (1)*                                  8,400            202
      Thermo Fisher Scientific (1)*                         4,600            208
      Universal Health Services, Cl B (1)                   3,600            200
      Waters (1)*                                           3,900            196
      WellPoint (1)*                                        4,200            221
                                                                    ------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       2,283
                                                                    ------------
   Office Furniture & Fixtures -- 1.1%
      SYNNEX (1)*                                           7,000            199
                                                                    ------------
   TOTAL OFFICE FURNITURE & FIXTURES                                         199
                                                                    ------------
   Paper & Paper Products -- 4.2%
      International Paper (1)                              11,000            207
      Packaging Corp of America (1)                        15,300            301
      Rock-Tenn, Cl A (1)                                   5,200            234
                                                                    ------------
   TOTAL PAPER & PAPER PRODUCTS                                              742
                                                                    ------------
   Petroleum Refining -- 1.8%
      World Fuel Services (1)                               7,350            322
                                                                    ------------
   TOTAL PETROLEUM REFINING                                                  322
                                                                    ------------
   Retail -- 20.5%
      Aeropostale (1)*                                      5,500            200
      Bob Evans Farms (1)                                   7,060            205
      Cato, Cl A (1)                                        9,900            197
      Chipotle Mexican Grill, Cl A (1)*                     2,400            225
      DineEquity (1)                                        6,700            166
      Dollar Tree (1)*                                      5,700            263
      Guess? (1)                                            7,000            203
      Gymboree (1)*                                         5,100            203
      JOS A Bank Clothiers (1)*                             5,400            198
      Kohl's (1)*                                           4,700            228
      Papa John's International (1)*                        9,000            229
      PF Chang's China Bistro (1)*                          6,000            203
      Ross Stores (1)                                       5,200            229
      Sears Holdings (1)*                                   3,800            252
      TJX (1)                                               6,400            232

SCHEDULES OF INVESTMENTS

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Retail (CONTINUED)
      True Religion Apparel (1)*                            9,000   $        201
      Unifirst (1)                                          5,400            210
                                                                    ------------
   TOTAL RETAIL                                                            3,644
                                                                    ------------
   Semi-Conductors & Instruments -- 3.9%
      Silicon Laboratories (1)*                             5,700            244
      Skyworks Solutions (1)*                              20,200            244
      TEXAS INSTRUMENTS (1)                                 8,400            202
                                                                    ------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       690
                                                                    ------------
   Systems Software -- 1.2%
      Symantec (1)*                                        14,900            222
                                                                    ------------
   TOTAL SYSTEMS SOFTWARE                                                    222
                                                                    ------------
   Telecommunication Services -- 1.1%
      Valueclick (1)*                                      17,800            205
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES                                          205
                                                                    ------------
   Telephones & Telecommunication -- 2.9%
      CenturyTel (1)                                        7,809            245
      Verizon Communications (1)                            8,150            262
                                                                    ------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                      507
                                                                    ------------
   Wholesale -- 1.3%
      AmerisourceBergen, Cl A (1)                          11,800            233
                                                                    ------------
   TOTAL WHOLESALE                                                           233
                                                                    ------------
   Wireless Telecommunication Services -- 1.2%
      Syniverse Holdings (1)*                              12,500            219
                                                                    ------------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 219
                                                                    ------------
   TOTAL COMMON STOCK (COST $17,082)                                      19,023
                                                                    ------------
CASH EQUIVALENT -- 3.1%
      SEI Daily Income Prime Obligations Fund,
         Cl A, 0.150% (1) (A)                             543,536            544
                                                                    ------------
   TOTAL CASH EQUIVALENT (COST $544)                                         544
                                                                    ------------
   TOTAL INVESTMENTS -- 110.4% (COST $17,626)                       $     19,567
                                                                    ------------

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
SECURITIES SOLD SHORT -- (10.7)%
COMMON STOCK -- (10.7)%
   Aerospace & Defense -- (0.4)%
      Curtiss-Wright                                       (1,100)  $        (37)
      Orbital Sciences*                                    (2,380)           (32)
                                                                    ------------
   TOTAL AEROSPACE & DEFENSE                                                 (69)
                                                                    ------------
   Agriculture -- (0.2)%
      Monsanto                                               (470)           (39)
                                                                    ------------
   TOTAL AGRICULTURE                                                         (39)
                                                                    ------------
   Banks -- (0.8)%
      First Niagara Financial Group                        (2,750)           (36)
      Glacier Bancorp                                      (2,360)           (37)
      New York Community Bancorp                           (3,180)           (35)
      Washington Federal                                   (2,300)           (32)
                                                                    ------------
   TOTAL BANKS                                                              (140)
                                                                    ------------
   Beverages -- (0.2)%
      Constellation Brands, Cl A*                          (3,050)           (42)
                                                                    ------------
   TOTAL BEVERAGES                                                           (42)
                                                                    ------------
   Building & Construction -- (0.5)%
      Ryland Group                                         (2,080)           (42)
      Toll Brothers*                                       (2,060)           (40)
                                                                    ------------
   TOTAL BUILDING & CONSTRUCTION                                             (82)
                                                                    ------------
   Chemicals -- (0.7)%
      Calgon Carbon*                                       (3,040)           (39)
      Cytec Industries                                     (1,850)           (46)
      Sensient Technologies                                (1,540)           (39)
                                                                    ------------
   TOTAL CHEMICALS                                                          (124)
                                                                    ------------
   Commercial Services -- (0.4)%
      Waste Connections*                                   (2,750)           (78)
                                                                    ------------
   TOTAL COMMERCIAL SERVICES                                                 (78)
                                                                    ------------
   Data Processing & Outsourced
      Services -- (0.2)%
      Navigant Consulting*                                 (2,950)           (35)
                                                                    ------------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                               (35)
                                                                    ------------

                                                                          (LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2009 (UNAUDITED)

QUANTITATIVE LONG/SHORT FUND (CONCLUDED)

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Electrical Components & Equipment -- (0.2)%
      Rogers*                                              (1,700)  $        (42)
                                                                    ------------
   TOTAL ELECTRICAL COMPONENTS & EQUIPMENT                                   (42)
                                                                    ------------
   Electrical Utilities -- (0.9)%
      Ameren                                               (1,500)           (38)
      FirstEnergy                                            (900)           (37)
      Integrys Energy Group                                (1,150)           (39)
      Unisource Energy                                     (1,380)           (38)
                                                                    ------------
   TOTAL ELECTRICAL UTILITIES                                               (152)
                                                                    ------------
   Electronic Components & Equipment -- (0.4)%
      MTS Systems                                          (3,050)           (72)
                                                                    ------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                   (72)
                                                                    ------------
   Financial Services -- (0.2)%
      Financial Federal                                    (1,700)           (34)
                                                                    ------------
   TOTAL FINANCIAL SERVICES                                                  (34)
                                                                    ------------
   Gas & Natural Gas -- (0.4)%
      Laclede Group                                        (1,130)           (38)
      Piedmont Natural Gas                                 (1,550)           (38)
                                                                    ------------
   TOTAL GAS & NATURAL GAS                                                   (76)
                                                                    ------------
   Insurance -- (1.1)%
      Fidelity National Financial, Cl A                    (2,600)           (37)
      Stewart Information Services                         (2,460)           (34)
      United Fire & Casualty                               (1,600)           (27)
      Unitrin                                              (2,920)           (38)
      Zenith National Insurance                            (2,750)           (66)
                                                                    ------------
   TOTAL INSURANCE                                                          (202)
                                                                    ------------
   Machinery -- (0.6)%
      Actuant, Cl A                                        (2,050)           (26)
      Barnes Group                                         (2,900)           (41)
      CLARCOR                                              (1,200)           (40)
                                                                    ------------
   TOTAL MACHINERY                                                          (107)
                                                                    ------------
   Medical Products & Services -- (0.2)%
      Masimo*                                              (1,460)           (36)
                                                                    ------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                         (36)
                                                                    ------------

                                                                        VALUE
DESCRIPTION                                             SHARES          (000)
-----------                                          ------------   ------------
   Petroleum & Fuel Products -- (0.7)%
      Arch Coal                                            (2,230)  $        (39)
      Exterran Holdings*                                   (2,200)           (38)
      Penn Virginia                                        (2,100)           (40)
                                                                    ------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                          (117)
                                                                    ------------
      Petroleum Refining -- (0.4)%
      Holly                                                (1,940)           (41)
      Valero Energy                                        (2,040)           (37)
                                                                    ------------
   TOTAL PETROLEUM REFINING                                                  (78)
                                                                    ------------
   Real Estate Investment Trust -- (0.8)%
      Alexandria Real Estate Equities                        (670)           (26)
      Essex Property Trust                                   (560)           (36)
      Highwoods Properties                                 (1,500)           (38)
      Potlatch                                             (1,430)           (42)
                                                                    ------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                       (142)
                                                                    ------------
   Retail -- (0.9)%
      Fastenal                                             (2,050)           (73)
      Lawson Products                                      (2,460)           (41)
      Spartan Stores                                       (2,820)           (37)
                                                                    ------------
   TOTAL RETAIL                                                             (151)
                                                                    ------------
   Transportation Services -- (0.5)%
      Cascade                                              (2,200)           (54)
      HUB Group                                            (1,490)           (32)
                                                                    ------------
   TOTAL TRANSPORTATION SERVICES                                             (86)
                                                                    ------------
   Total Common Stock (Proceeds $(1,756))                                 (1,904)
                                                                    ------------
   TOTAL SECURITIES SOLD SHORT -- (10.7)%
      (PROCEEDS $(1,756)                                            $     (1,904)
                                                                    ------------

Percentages are based on net assets $17,730 (000).

*     Non-income producing security.

(1) All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(A)   The rate reported is the 7-day effective yield as of July 31, 2009.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS

DIVERSIFIED INTERNATIONAL FUND

                                  (PIE CHART)

EXCHANGE TRADED FUNDS         0.9%
FINANCIALS                   35.6%
MATERIALS                    11.9%
HEALTH CARE                  10.7%
ENERGY                       10.6%
INDUSTRIALS                   9.4%
TELECOMMUNICATION SERVICES    6.5%
INFORMATION   TECHNOLOGY      4.7%
CONSUMER DISCRETIONARY        4.6%
CASH EQUIVALENTS              3.2%
CONSUMER STAPLES              1.9%

% of Total Portfolio Investments

                                                                       VALUE
DESCRIPTION                                              SHARES        (000)
-----------                                          ------------   ------------
COMMON STOCK -- 95.8%
   Australia -- 2.5%
      BHP Billiton ADR                                      8,500   $        535
                                                                    ------------
   TOTAL AUSTRALIA                                                           535
                                                                    ------------
   Austria -- 4.1%
      Conwert Immobilien Invest*                           17,500            156
      Erste Group Bank                                     11,100            386
      Schoeller-Bleckmann Oilfield
      Equipment                                             9,800            347
                                                                    ------------
   TOTAL AUSTRIA                                                             889
                                                                    ------------
   Bermuda -- 1.1%
      Everest Re Group                                      3,100            249
                                                                    ------------
   TOTAL BERMUDA                                                             249
                                                                    ------------

                                                                       VALUE
DESCRIPTION                                              SHARES        (000)
-----------                                          ------------   ------------
   Brazil -- 7.3%
      Banco Bradesco ADR                                   22,200   $        350
      Brasil Telecom Participacoes
      ADR                                                   8,100            343
      Itau Unibanco Holding                                26,100            467
      Petroleo Brasileiro ADR                              10,400            429
                                                                    ------------
   TOTAL BRAZIL                                                            1,589
                                                                    ------------
   Canada -- 1.7%
      Rogers Communications, Cl B                          13,200            367
                                                                    ------------
   TOTAL CANADA                                                              367
                                                                    ------------
   China -- 13.4%
      Anhui Conch Cement, Cl H                             70,000            507
      China Merchants Bank, Cl H                          234,800            552
      China Oilfield Services, Cl H                       186,000            203
      China Shipping Container Lines, Cl H                680,000            266
      Industrial & Commercial Bank
      of China, Cl H                                      456,000            328
      Mindray Medical International ADR                    17,700            526
      Weichai Power, Cl H                                 120,600            551
                                                                    ------------
   TOTAL CHINA                                                             2,933
                                                                    ------------
   Colombia -- 1.6%
      BanColombia ADR                                      11,000            353
                                                                    ------------
   TOTAL COLOMBIA                                                            353
                                                                    ------------
   Finland -- 1.6%
      Nokia                                                25,700            340
                                                                    ------------
   TOTAL FINLAND                                                             340
                                                                    ------------
   France -- 4.4%
      BNP Paribas                                           7,773            564
      Societe Generale                                      6,268            400
                                                                    ------------
   TOTAL FRANCE                                                              964
                                                                    ------------
   Hong Kong -- 6.2%
      Orient Overseas International                        93,000            521
      Sino Land                                             3,633              7
      Sun Hung Kai Properties                              54,000            822
                                                                    ------------
   TOTAL HONG KONG                                                         1,350
                                                                    ------------

                                                                          (LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2009 (UNAUDITED)

DIVERSIFIED INTERNATIONAL FUND (CONCLUDED)

                                                                        VALUE
DESCRIPTION                                              SHARES         (000)
-----------                                          ------------   ------------
   India -- 1.6%
      ICICI Bank ADR                                       11,400   $        357
                                                                    ------------
   TOTAL INDIA                                                               357
                                                                    ------------
   Ireland -- 2.6%
      ICON ADR*                                            24,200            569
                                                                    ------------
   TOTAL IRELAND                                                             569
                                                                    ------------
   Japan -- 8.2%
      Denso                                                17,500            514
      Hitachi                                              77,000            257
      Nippon Steel                                        126,000            501
      Secom                                                12,100            515
                                                                    ------------
   TOTAL JAPAN                                                             1,787
                                                                    ------------
   Mexico -- 1.6%
      Grupo Elektra                                         6,900            354
                                                                    ------------
   TOTAL MEXICO                                                              354
                                                                    ------------
   Netherlands -- 5.2%
      Core Laboratories                                     4,000            344
      KONINKLIJKE KPN                                      32,700            489
      Royal Dutch Shell, Cl A                              11,252            294
                                                                    ------------
   TOTAL NETHERLANDS                                                       1,127
                                                                    ------------
   Norway -- 4.6%
      DnB                                                  54,700            474
      Norsk Hydro                                          34,800            203
      StatoilHydro ADR                                     15,600            335
                                                                    ------------
   TOTAL NORWAY                                                            1,012
                                                                    ------------
   Singapore -- 2.9%
      United Industrial                                   481,800            625
                                                                    ------------
   TOTAL SINGAPORE                                                           625
                                                                    ------------
   South Korea -- 3.4%
      Hanjin Shipping                                      11,100            190
      KT ADR                                               13,000            209
      POSCO ADR                                             3,400            343
                                                                    ------------
   TOTAL SOUTH KOREA                                                         742
                                                                    ------------
   Spain -- 2.7%
      Mapfre                                              158,117            587
                                                                    ------------
   TOTAL SPAIN                                                               587
                                                                    ------------

                                                                        VALUE
DESCRIPTION                                              SHARES         (000)
-----------                                          ------------   ------------
   Switzerland -- 6.9%
      Credit Suisse Group                                   5,900   $        279
      Novartis                                              6,500            296
      Roche Holding                                         3,600            564
      Transocean*                                           4,600            367
                                                                    ------------
   TOTAL SWITZERLAND                                                       1,506
                                                                    ------------
   Turkey -- 1.9%
      Akbank                                               50,900            286
      Turkiye Garanti Bankasi                              37,900            133
                                                                    ------------
   TOTAL TURKEY                                                              419
                                                                    ------------
   United Kingdom -- 9.6%
      ARM Holdings ADR                                     66,700            426
      Diageo                                               25,932            403
      HSBC Holdings                                        38,582            388
      Rio Tinto ADR                                         3,000            503
      Shire                                                25,200            371
                                                                    ------------
   TOTAL UNITED KINGDOM                                                    2,091
                                                                    ------------
   United States -- 0.7%
      Carnival                                              5,000            140
                                                                    ------------
   TOTAL UNITED STATES                                                       140
                                                                    ------------
   TOTAL COMMON STOCK (COST $18,343)                                      20,885
                                                                    ------------
EXCHANGE TRADED FUNDS -- 0.9%
      iShares MSCI United Kingdom Index Fund               13,900            199
                                                                    ------------
   TOTAL EXCHANGE TRADED FUNDS (COST $210)                                   199
                                                                    ------------
CASH EQUIVALENTS -- 3.2%
      Dreyfus Government Cash Management,
         0.140% (A)                                       121,487            122
      Hancock Horizon Government Money Market
         Fund, Trust Class Shares, 0.010% (A)(B)          579,432            579
                                                                    ------------
   TOTAL CASH EQUIVALENTS (COST $701)                                        701
                                                                    ------------
   TOTAL INVESTMENTS -- 99.9% (COST $19,254)                        $     21,785
                                                                    ------------

Percentages are based on net assets $21,813 (000).

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2009.

(B)  Investment in Affiliated Company (see Note 3).

ADR  --  American Depositary Receipt

Cl   --  Class

MSCI --  Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.

                      This page intentionally left blank.

                                                                          (LOGO)
STATEMENTS OF ASSETS AND LIABILITIES (000)       AS OF JULY 31, 2009 (UNAUDITED)

                                                                                          GOVERNMENT    STRATEGIC
                                                                                         MONEY MARKET     INCOME
                                                                                             FUND       BOND FUND
                                                                                         ------------   ---------
ASSETS:
   Investments in securities at value (Cost $342,876 and $100,853, respectively)           $342,876      $103,359
   Repurchase agreements at value (Cost $153,896 and $0, respectively)                      153,896            --
   Affiliated investments at value (Cost $0 and $4,994, respectively)                            --         4,994
   Receivable for dividends and interest                                                        188           946
   Receivable for capital shares sold                                                            --            68
   Shareholder servicing fees receivable                                                         30            --
   Prepaid Expenses                                                                               9             3
                                                                                           --------      --------
      Total Assets                                                                          496,999       109,370
                                                                                           --------      --------
LIABILITIES:
   Payable for investment securities purchased                                                   --         1,000
   Payable for capital shares redeemed                                                           --            98
   Payable due to Adviser                                                                       116            45
   Payable due to Administrator                                                                  42            10
   Payable due to Custodian                                                                      22             5
   Chief Compliance Officer fees payable                                                          8             2
   Payable due to Transfer Agent                                                                  6             5
   Shareholder servicing fees payable                                                            --             5
   Payable for distribution fees                                                                 --            --
   Income distribution payable                                                                    3            --
   Other accrued expenses                                                                        53            16
                                                                                           --------      --------
      Total Liabilities                                                                         250         1,186
                                                                                           --------      --------
   NET ASSETS                                                                              $496,749      $108,184
                                                                                           ========      ========
NET ASSETS:
   Paid-in-Capital                                                                         $496,764      $105,339
   Undistributed (distributions in excess of) net investment income                              (1)           49
   Accumulated net realized gain (loss) on investments                                          (14)          290
   Net unrealized appreciation on investments                                                    --         2,506
                                                                                           --------      --------
   NET ASSETS                                                                              $496,749      $108,184
                                                                                           ========      ========
Trust Class Shares:
   Net Assets                                                                              $131,826      $ 80,667
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)      131,828         5,116
   Net Asset Value Per Share                                                               $   1.00      $  15.77
                                                                                           ========      ========
Institutional Sweep Class Shares:
   Net Assets                                                                              $ 70,961           n/a
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)       70,962           n/a
   Net Asset Value Per Share                                                               $   1.00           n/a
                                                                                           ========      ========
Class A Shares:
   Net Assets                                                                              $293,962      $ 27,181
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)      293,975         1,727
   Net Asset Value Per Share                                                               $   1.00      $  15.74
                                                                                           ========      ========
   Maximum Offering Price Per Share ($15.74 / 96.00%)                                           n/a      $  16.40
                                                                                           ========      ========
Class C Shares:
   Net Assets                                                                                   n/a      $    336
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)          n/a            21
   Net Asset Value Per Share                                                                    n/a      $  15.82*
                                                                                           ========      ========

     "n/a" designates that the Fund does not offer this class.

     Amounts designated as "--" are $0 or have been rounded to $0.

* Net assets divided by shares do not calculate to the stated NAV because these amounts are shown rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (000) (CONCLUDED)

                                                                                           VALUE     GROWTH    BURKENROAD
                                                                                           FUND       FUND        FUND
                                                                                         --------   --------   ----------
ASSETS:
   Investments in securities at value (Cost $132,427, $59,124, $35,029, respectively)    $130,257   $ 65,161     $39,024
   Affiliated investment at value (Cost $1,362, $71, $2,015, respectively)                  1,362         71       2,015
   Receivable for dividends and interest                                                      202         29          17
   Receivable for capital shares sold                                                          28          1         104
   Prepaid Expenses                                                                            14         21          13
                                                                                         --------   --------     -------
      Total Assets                                                                        131,863     65,283      41,173
                                                                                         --------   --------     -------
LIABILITIES:
   Payable due to Adviser                                                                      85         42          26
   Payable for capital shares redeemed                                                         68         33          10
   Payable due to Administrator                                                                12          6           4
   Shareholder servicing fees payable                                                          11         --          11
   Payable due to Custodian                                                                     7          3           1
   Payable due to Transfer Agent                                                                5          5           3
   Payable for distribution fees                                                                2         --           2
   Chief Compliance Officer fees payable                                                        2          1           1
   Other accrued expenses                                                                      14          6           3
                                                                                         --------   --------     -------
      Total Liabilities                                                                       206         96          61
                                                                                         --------   --------     -------
   NET ASSETS                                                                            $131,657   $ 65,187     $41,112
                                                                                         ========   ========     =======
NET ASSETS:
   Paid-in-Capital                                                                       $160,543   $ 79,406     $38,867
   Undistributed net investment income (accumulated net investment loss)                       92        (12)       (106)
   Accumulated net realized loss on investments                                           (26,808)   (20,244)     (1,644)
   Net unrealized appreciation (depreciation) on investments                               (2,170)     6,037       3,995
                                                                                         --------   --------     -------
   NET ASSETS                                                                            $131,657   $ 65,187     $41,112
                                                                                         ========   ========     =======
Trust Class Shares:
   Net Assets                                                                            $ 72,505   $ 42,259         n/a
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)      4,400      3,480         n/a
   Net Asset Value Per Share                                                             $  16.48   $  12.14         n/a
                                                                                         ========   ========     =======
Class A Shares:
   Net Assets                                                                            $ 55,081   $ 22,574     $34,726
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)      3,354      1,900       1,275
   Net Asset Value Per Share                                                             $  16.42   $  11.88     $ 27.23*
                                                                                         ========   ========     =======
   Maximum Offering Price Per Share ($16.42, $11.88, $27.23 / 94.75%, respectively)      $  17.33   $  12.54     $ 28.74
                                                                                         ========   ========     =======
Class C Shares:
   Net Assets                                                                            $  4,071   $    354         n/a
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)        253         32         n/a
   Net Asset Value Per Share                                                             $  16.10*  $  11.07*        n/a
                                                                                         ========   ========     =======
Class D Shares:
   Net Assets                                                                                 n/a        n/a     $ 6,386
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)        n/a        n/a         238
   Net Asset Value Per Share                                                                  n/a        n/a     $ 26.81*
                                                                                         ========   ========     =======

     "n/a" designates that the Fund does not offer this class.

     Amounts designated as "--" are $0 or have been rounded to $0.

* Net assets divided by shares do not calculate to the stated NAV because these amounts are shown rounded.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
                                                 AS OF JULY 31, 2009 (UNAUDITED)

                                                                                         QUANTITATIVE    DIVERSIFIED
                                                                                          LONG/SHORT    INTERNATIONAL
                                                                                             FUND            FUND
                                                                                         ------------   -------------
ASSETS:
   Investments in securities at value (Cost $17,626 and $18,675, respectively)              $19,567       $ 21,206
   Affiliated investments at value (Cost $0 and $579, respectively)                              --            579
   Deposits with brokers for securities sold short                                               50             --
   Receivable for capital shares sold                                                           310            328
   Deferred offering costs                                                                       27              5
   Receivable for divends and interest                                                            4             25
   Prepaid Expenses                                                                               2             --
                                                                                            -------       --------
      Total Assets                                                                           19,960         22,143
                                                                                            -------       --------
LIABILITIES:
   Payable for Securities sold short (Proceeds $1,756 and $0, respectively)                   1,904             --
   Payable for capital shares redeemed                                                          307            308
   Payable due to Custodian                                                                       8              1
   Payable due to Transfer Agent                                                                  5              5
   Payable due to Adviser                                                                         3             12
   Payable due to Administrator                                                                   2              2
   Shareholder servicing fees payable                                                            --              1
   Payable for distribution fees                                                                 --             --
   Chief Compliance Officer fees payable                                                         --             --
   Other accrued expenses                                                                         1              1
                                                                                            -------       --------
      Total Liabilities                                                                       2,230            330
                                                                                            -------       --------
   NET ASSETS                                                                               $17,730       $ 21,813
                                                                                            =======       ========
NET ASSETS:
   Paid-in-Capital                                                                          $20,502       $ 19,667
   Undistributed net investment income (accumulated net investment loss)                        (75)           160
   Accumulated net realized loss on investments                                              (4,490)          (546)
   Net unrealized appreciation on investments (including securities sold short)               1,793          2,531
   Net unrealized appreciation on foreign currency                                               --              1
                                                                                            -------       --------
   NET ASSETS                                                                               $17,730       $ 21,813
                                                                                            =======       ========
Trust Class Shares:
   Net Assets                                                                               $15,183       $ 18,449
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)        1,272          1,203
   Net Asset Value Per Share                                                                $ 11.93*      $  15.34
                                                                                            =======       ========
Class A Shares:
   Net Assets                                                                               $ 2,536       $  3,361
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)          213            219
   Net Asset Value Per Share                                                                $ 11.91       $  15.32*
                                                                                            =======       ========
   Maximum Offering Price Per Share ($11.91 and $15.32 / 94.75%, respectively)              $ 12.57       $  16.17
                                                                                            =======       ========
Class C Shares:
   Net Assets                                                                               $    11       $      3
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value)            1             --#
   Net Asset Value Per Share                                                                $ 11.84*      $  15.25*
                                                                                            =======       ========

     Amounts designated as "--" are $0 or have been rounded to $0.

* Net assets divided by shares do not calculate to the stated NAV because these amounts are shown rounded.

#    Represents less than 500 shares.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (000)

                                                                       GOVERNMENT    STRATEGIC
                                                                      MONEY MARKET     INCOME      VALUE     GROWTH
                                                                          FUND       BOND FUND     FUND       FUND
                                                                      ------------   ---------   --------   -------
INVESTMENT INCOME:
   Interest income                                                       $1,185        $2,237    $     --   $    --
   Dividend income                                                           --           393       1,649       425
   Income from Affiliated Investments                                        --            --          --        --
                                                                         ------        ------    --------   -------
   TOTAL INVESTMENT INCOME                                                1,185         2,630       1,649       425
                                                                         ------        ------    --------   -------
EXPENSES:
   Investment advisory fees                                                 968           305         468       229
   Administration fees                                                      262            55          63        31
   Shareholder servicing fees -
      Institutional Sweep Class                                              72           n/a         n/a       n/a
   Shareholder servicing fees - Class A                                     380            31          60        24
   Shareholder servicing fees - Class C                                     n/a            --           5        --
   Distribution fees - Class A                                              380           n/a         n/a       n/a
   Distribution fees - Class C                                              n/a             1          15         1
   Custodian fees                                                            73            15          18         9
   Transfer agent fees                                                       28            28          28        29
   Trustees' fees                                                            15             3           4         2
   Chief Compliance Officer fees                                             10             2           2         1
   Professional fees                                                         68            14          16         8
   Printing fees                                                             26             5           6         3
   Registration fees                                                          7             2          12         8
   Insurance and other expenses                                              33            12           4         2
                                                                         ------        ------    --------   -------
   Total Expenses                                                         2,322           473         701       347
   Less: Investment advisory fees waived                                   (178)          (61)         --        (7)
   Less: Shareholder servicing fees reimbursed
      by Adviser - Institutional Sweep Class                                (71)           --          --        --
   Less: Shareholder servicing fees reimbursed by Adviser - Class A        (537)           --          --        --
   Less: Distribution fees waived - Class A                                (380)           --          --        --
                                                                         ------        ------    --------   -------
   TOTAL NET EXPENSES                                                     1,156           412         701       340
                                                                         ------        ------    --------   -------
   NET INVESTMENT INCOME                                                     29         2,218         948        85
                                                                         ------        ------    --------   -------
   Net realized gain (loss) from security transactions                       (6)           10     (10,196)   (5,935)
   Net change in unrealized appreciation on investments                      --         2,976      19,167    15,160
                                                                         ------        ------    --------   -------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (6)        2,986       8,971     9,225
                                                                         ------        ------    --------   -------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $   23        $5,204    $  9,919   $ 9,310
                                                                         ======        ======    ========   =======

"n/a" designates that the fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
                              FOR THE SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED)

                                                                                 QUANTITATIVE    DIVERSIFIED
                                                                    BURKENROAD    LONG/SHORT    INTERNATIONAL
                                                                       FUND          FUND            FUND
                                                                    ----------   ------------   -------------
INVESTMENT INCOME:
   Interest income                                                    $   --       $     1         $    --
   Dividend income                                                       216            88             365
   Income from Affiliated Investments                                     --            --              --
   Less: Foreign Taxes Withheld                                           --            --             (35)
                                                                      ------       -------         -------
   TOTAL INVESTMENT INCOME                                               216            89             330
                                                                      ------       -------         -------
EXPENSES:
   Investment advisory fees                                              154            91              87
   Administration fees                                                    18             8               9
   Shareholder servicing fees - Class A                                   34             3               3
   Shareholder servicing fees - Class C                                  n/a            --              --
   Shareholder servicing fees - Class D                                    7           n/a             n/a
   Distribution fees - Class A                                           n/a            --              --
   Distribution fees - Class C                                           n/a            --              --
   Distribution fees - Class D                                             7           n/a             n/a
   Transfer agent fees                                                    19            28              28
   Custodian fees                                                          5             4              15
   Trustees' fees                                                          1             1              --
   Chief Compliance Officer fees                                           1            --              --
   Registration fees                                                      11             1               7
   Professional fees                                                       4             2               2
   Printing fees                                                           2             1               1
   Offering Costs                                                         --            44              15
   Dividend and interest expense on securities sold short                 --            24              --
   Insurance and other expenses                                            1             1               1
                                                                      ------       -------         -------
   Total Expenses                                                        264           208             168
                                                                      ------       -------         -------
   Less: Investment advisory fees waived                                 (29)          (52)            (35)
                                                                      ------       -------         -------
   TOTAL NET EXPENSES                                                    235           156             133
                                                                      ------       -------         -------
   NET INVESTMENT INCOME (LOSS)                                          (19)          (67)            197
                                                                      ------       -------         -------
   Net realized gain (loss) from security transactions                   190        (1,598)           (478)
   Net realized loss on securities sold short                             --          (212)             --
   Net realized loss from foreign currency transactions                   --            --              (5)
   Net change in unrealized appreciation on investments                8,292         2,972           7,469
   Net change in unrealized depreciation on securities sold short         --          (168)             --
   Net change in unrealized appreciation on foreign currency              --            --               7
                                                                      ------       -------         -------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     8,482           994           6,993
                                                                      ------       -------         -------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $8,463       $   927         $ 7,190
                                                                      ======       =======         =======

"n/a" designates that the fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                       GOVERNMENT             STRATEGIC INCOME
                                                                                   MONEY MARKET FUND              BOND FUND
                                                                               -------------------------  ------------------------
                                                                                  02/01/09     02/01/08     02/01/09     02/01/08
                                                                                TO 07/31/09  TO 01/31/09  TO 07/31/09  TO 01/31/09
                                                                               ------------  -----------  -----------  -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                 $      29     $   4,116     $  2,218    $  4,662
   Net realized gain (loss) from investment transactions                               (6)           (8)          10         723
   Net change in unrealized appreciation (depreciation) on investments                 --            --        2,976      (3,766)
                                                                                ---------     ---------     --------    --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     23         4,108        5,204       1,619
                                                                                ---------     ---------     --------    --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Trust Class Shares                                                               (8)       (1,606)      (1,678)     (3,644)
      Institutional Sweep Class Shares                                                 (3)         (727)         n/a         n/a
      Class A Shares                                                                  (18)       (1,784)        (515)       (994)
      Class C Shares                                                                  n/a           n/a           (5)         (7)
   Realized Capital Gains:
      Trust Class Shares                                                               --            --           --        (367)
      Class A Shares                                                                   --            --           --        (113)
      Class C Shares                                                                  n/a           n/a           --          (1)
                                                                                ---------     ---------     --------    --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                                  (29)       (4,117)      (2,198)     (5,126)
                                                                                ---------     ---------     --------    --------
CAPITAL SHARE TRANSACTIONS (1):
      Trust Class Shares:
         Shares issued                                                            177,470       461,955        8,758      11,934
         Shares reinvested                                                              1            75          335         773
         Shares redeemed                                                         (155,963)     (507,765)      (7,591)    (27,151)
                                                                                ---------     ---------     --------    --------
      TOTAL TRUST CLASS SHARES TRANSACTIONS                                        21,508       (45,735)       1,502     (14,444)
                                                                                ---------     ---------     --------    --------
      Institutional Sweep Class Shares:
         Shares issued                                                            306,927       587,273          n/a         n/a
         Shares reinvested                                                             --            41          n/a         n/a
         Shares redeemed                                                         (300,677)     (618,302)         n/a         n/a
                                                                                ---------     ---------     --------    --------
      TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS                           6,250       (30,988)         n/a         n/a
                                                                                ---------     ---------     --------    --------
      Class A Shares:
         Shares issued                                                            387,302       801,093        5,285      11,188
         Shares reinvested                                                              3           335          497       1,075
         Shares redeemed                                                         (337,292)     (893,553)      (2,960)    (12,361)
                                                                                ---------     ---------     --------    --------
      TOTAL CLASS A SHARES TRANSACTIONS                                            50,013       (92,125)       2,822         (98)
                                                                                ---------     ---------     --------    --------
      Class C Shares:
         Shares issued                                                                n/a           n/a           38         190
         Shares reinvested                                                            n/a           n/a            5           8
         Shares redeemed                                                              n/a           n/a           (6)        (22)
                                                                                ---------     ---------     --------    --------
      TOTAL CLASS C SHARES TRANSACTIONS                                               n/a           n/a           37         176
                                                                                ---------     ---------     --------    --------
      Redemption Fees                                                                 n/a           n/a           --          --
                                                                                ---------     ---------     --------    --------
      TOTAL INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS      77,771      (168,848)       4,361     (14,366)
                                                                                ---------     ---------     --------    --------
         TOTAL INCREASE (DECREASE) IN NET ASSETS                                   77,765      (168,857)       7,367     (17,873)
                                                                                ---------     ---------     --------    --------
NET ASSETS:
   Beginning of year                                                              418,984       587,841      100,817     118,690
                                                                                ---------     ---------     --------    --------
   End of year                                                                  $ 496,749     $ 418,984     $108,184    $100,817
                                                                                =========     =========     ========    ========
   Undistributed (Distributions in excess of) net investment income
      (Accumulated net investment loss)                                         $      (1)    $      (1)    $     49    $     29
                                                                                =========     =========     ========    ========

(1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
           FOR THE SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED) AND THE YEAR ENDED
                                                                JANUARY 31, 2009

       VALUE FUND                GROWTH FUND
------------------------  ------------------------
  02/01/09     02/01/08     02/01/09     02/01/08
TO 07/31/09  TO 01/31/09  TO 07/31/09  TO 01/31/09
-----------  -----------  -----------  -----------

  $    948     $  1,696     $    85      $   (186)
   (10,196)     (16,116)     (5,935)      (15,204)
    19,167      (41,153)     15,160       (19,646)
  --------     --------     -------      --------
     9,919      (55,573)      9,310       (35,036)
  --------     --------     -------      --------


      (549)      (1,038)         --            --
       n/a          n/a         n/a           n/a
      (346)        (645)         --            --
       (15)         (22)         --            --

        --         (306)         --            --
        --         (218)         --            --
        --          (20)         --            --
  --------     --------     -------      --------
      (910)      (2,249)         --            --
  --------     --------     -------      --------


     6,833       27,251       3,336        12,940
       175          602          --            --
    (4,747)     (16,274)     (2,911)       (8,911)
  --------     --------     -------      --------
     2,261       11,579         425         4,029
  --------     --------     -------      --------

       n/a          n/a         n/a           n/a
       n/a          n/a         n/a           n/a
       n/a          n/a         n/a           n/a
  --------     --------     -------      --------
       n/a          n/a         n/a           n/a
  --------     --------     -------      --------

    10,243       26,716       3,130         7,613
       330          820          --            --
    (5,618)     (19,465)     (2,626)      (13,068)
  --------     --------     -------      --------
     4,955        8,071         504        (5,455)
  --------     --------     -------      --------

       447        2,008          10           284
        14           42          --            --
      (586)      (1,183)        (43)          (84)
  --------     --------     -------      --------
      (125)         867         (33)          200
  --------     --------     -------      --------
        --           --          --            --
  --------     --------     -------      --------
     7,091       20,517         896        (1,226)
  --------     --------     -------      --------
    16,100      (37,305)     10,206       (36,262)
  --------     --------     -------      --------

   115,557      152,862      54,981        91,243
  --------     --------     -------      --------
  $131,657     $115,557     $65,187      $ 54,981
  ========     ========     =======      ========

  $     92     $     54     $   (12)     $    (97)
  ========     ========     =======      ========

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000) (CONCLUDED)

                                                                                    BURKENROAD                 QUANTITATIVE
                                                                                       FUND                  LONG/SHORT FUND
                                                                            -------------------------   -------------------------
                                                                              02/01/09      02/01/08      02/01/09     09/30/08*
                                                                            TO 07/31/09   TO 01/31/09   TO 07/31/09   TO 01/31/09
                                                                            -----------   -----------   -----------   -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                               $   (19)     $   (137)      $   (67)      $    (2)
   Net realized gain (loss) from investments
      (including securities sold short) and foreign currency transactions         190        (1,667)       (1,810)       (2,680)
   Net change in unrealized appreciation (depreciation) on investments
      (including securities sold short) and foreign currency                    8,292        (8,444)        2,804        (1,011)
                                                                              -------      --------       -------       -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              8,463       (10,248)          927        (3,693)
                                                                              -------      --------       -------       -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Trust Class Shares                                                          n/a           n/a            --            (6)
      Class A Shares                                                               --            --            --            --
      Class C Shares                                                              n/a           n/a            --            --
   Net Realized Gains:
      Class A Shares                                                               --          (404)           --            --
      Class D Shares                                                               --           (91)          n/a           n/a
                                                                              -------      --------       -------       -------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                               --          (495)           --            (6)
                                                                              -------      --------       -------       -------
CAPITAL SHARE TRANSACTIONS (1):
      Trust Class Shares:
         Shares issued                                                            n/a           n/a         2,712        25,058
         Shares reinvested                                                        n/a           n/a            --             3
         Shares redeemed                                                          n/a           n/a        (1,202)       (8,805)
                                                                              -------      --------       -------       -------
      TOTAL TRUST CLASS SHARES TRANSACTIONS                                       n/a           n/a         1,510        16,256
                                                                              -------      --------       -------       -------
      Class A Shares:
         Shares issued                                                          7,536        19,745           659         2,431
         Shares reinvested                                                         --           383            --            --
         Shares redeemed                                                       (2,972)       (7,960)         (200)         (165)
                                                                              -------      --------       -------       -------
      TOTAL CLASS A SHARES TRANSACTIONS                                         4,564        12,168           459         2,266
                                                                              -------      --------       -------       -------
      Class C Shares:
         Shares issued                                                            n/a           n/a            10             1
         Shares reinvested                                                        n/a           n/a            --            --
         Shares redeemed                                                          n/a           n/a            --            --
                                                                              -------      --------       -------       -------
      TOTAL CLASS C SHARES TRANSACTIONS                                           n/a           n/a            10             1
                                                                              -------      --------       -------       -------
      Class D Shares:
         Shares issued                                                            423         2,113           n/a           n/a
         Shares reinvested                                                         --            88           n/a           n/a
         Shares redeemed                                                         (395)       (1,406)          n/a           n/a
                                                                              -------      --------       -------       -------
      TOTAL CLASS D SHARES TRANSACTIONS                                            28           795           n/a           n/a
                                                                              -------      --------       -------       -------
      Redemption Fees                                                               8            14            --            --
                                                                              -------      --------       -------       -------
      TOTAL INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
         TRANSACTIONS                                                           4,600        12,977         1,979        18,523
                                                                              -------      --------       -------       -------
         TOTAL INCREASE IN NET ASSETS                                          13,063         2,234         2,906        14,824
                                                                              -------      --------       -------       -------
NET ASSETS:
   Beginning of year                                                           28,049        25,815        14,824            --
                                                                              -------      --------       -------       -------
   End of year                                                                $41,112      $ 28,049       $17,730       $14,824
                                                                              =======      ========       =======       =======
   Undistributed (Distributions in excess of) net investment income
      (Accumulated net investment loss)                                       $  (106)     $    (87)      $   (75)      $    (8)
                                                                              =======      ========       =======       =======

*    Commenced operations on September 30, 2008.

(1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
 FOR THE SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED) AND THE YEAR OR PERIOD ENDED
                                                                JANUARY 31, 2009

       DIVERSIFIED
    INTERNATIONAL FUND
-------------------------
  02/01/09     09/30/08*
TO 07/31/09   TO 01/31/09
-----------   -----------

  $   197       $    20

     (483)          (63)

    7,476        (4,944)
  -------       -------
    7,190        (4,987)
  -------       -------


       --           (51)
       --            (6)
       --            --

       --            --
      n/a           n/a
  -------       -------
       --           (57)
  -------       -------


    2,500        26,602
       --            20
   (3,191)       (9,132)
  -------       -------
     (691)       17,490
  -------       -------

      999         2,406
       --             5
     (366)         (179)
  -------       -------
      633         2,232
  -------       -------

        2             1
       --            --
       --            --
  -------       -------
        2             1
  -------       -------

      n/a           n/a
      n/a           n/a
      n/a           n/a
  -------       -------
      n/a           n/a
  -------       -------
       --            --
  -------       -------

      (56)       19,723
  -------       -------
    7,134        14,679
  -------       -------

   14,679            --
  -------       -------
  $21,813       $14,679
  =======       =======

  $   160       $   (37)
  =======       =======

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

FOR THE SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED) AND THE YEARS ENDED
JANUARY 31,

        NET ASSET                 NET REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS       TOTAL       NET ASSET
         VALUE,         NET      AND UNREALIZED      FROM       FROM NET       FROM NET       DIVIDENDS       VALUE,
        BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT      REALIZED          AND          END OF
         OF YEAR      INCOME     ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS     PERIOD
        ---------   ----------   --------------   ----------   ----------   -------------   -------------   ---------
GOVERNMENT MONEY MARKET FUND
TRUST CLASS SHARES
2009*     $1.00      $  --(1)          $--         $  --(1)     $   --(1)        $--          $   --(1)       $1.00
2009       1.00       0.01              --          0.01         (0.01)           --           (0.01)          1.00
2008       1.00       0.04              --          0.04         (0.04)           --           (0.04)          1.00
2007       1.00       0.04              --          0.04         (0.04)           --           (0.04)          1.00
2006       1.00       0.03              --          0.03         (0.03)           --           (0.03)          1.00
2005       1.00       0.01              --          0.01         (0.01)           --           (0.01)          1.00
INSTITUTIONAL SWEEP CLASS SHARES
2009*     $1.00      $  --(1)          $--         $  --(1)     $   --(1)        $--          $   --(1)       $1.00
2009       1.00       0.01              --          0.01         (0.01)           --           (0.01)          1.00
2008       1.00       0.04              --          0.04         (0.04)           --           (0.04)          1.00
2007       1.00       0.04              --          0.04         (0.04)           --           (0.04)          1.00
2006       1.00       0.02              --          0.02         (0.02)           --           (0.02)          1.00
2005       1.00       0.01              --          0.01         (0.01)           --           (0.01)          1.00
CLASS A SHARES
2009*     $1.00      $  --(1)          $--         $  --(1)     $   --(1)        $--          $   --(1)       $1.00
2009       1.00       0.01              --          0.01         (0.01)           --           (0.01)          1.00
2008       1.00       0.04              --          0.04         (0.04)           --           (0.04)          1.00
2007       1.00       0.04              --          0.04         (0.04)           --           (0.04)          1.00
2006       1.00       0.02              --          0.02         (0.02)           --           (0.02)          1.00
2005       1.00         --(1)           --            --(1)         --(1)         --              --(1)        1.00

+    Total return is for the period indicated and has not been annualized.

*    All ratios for the period have been annualized.

(1)  Amounts represent less than $0.01 per share.

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
                                                                   JULY 31, 2009

                                          RATIO OF
                                        EXPENSES TO
                                          AVERAGE          RATIO OF
                          RATIO OF       NET ASSETS     NET INVESTMENT
          NET ASSETS,   EXPENSES TO      (EXCLUDING         INCOME       PORTFOLIO
 TOTAL       END OF       AVERAGE      WAIVERS AND/OR     TO AVERAGE      TURNOVER
RETURN+    YEAR (000)    NET ASSETS   REIMBURSEMENTS)     NET ASSETS        RATE
-------   -----------   -----------   ---------------   --------------   ---------


0.01%       $131,826       0.48%           0.62%             0.01%          n/a
1.04         110,321       0.57            0.60              1.12           n/a
4.10         156,059       0.58            0.59              4.07           n/a
4.44         171,440       0.58            0.64              4.37           n/a
2.68         138,982       0.58            0.65              2.68           n/a
0.82         165,510       0.58            0.64              0.85           n/a

0.01%       $ 70,961       0.48%           0.87%             0.01%          n/a
0.83          64,711       0.79            0.85              0.87           n/a
3.84          95,701       0.83            0.85              3.81           n/a
4.18         142,981       0.83            0.89              4.08           n/a
2.42         142,571       0.83            0.90              2.42           n/a
0.56         136,022       0.83            0.89              0.64           n/a

0.01%       $293,962       0.48%           1.12%             0.01%          n/a
0.65         243,952       0.96            1.10              0.68           n/a
3.58         336,081       1.08            1.09              3.48           n/a
3.92         280,371       1.08            1.14              3.90           n/a
2.17         143,990       1.08            1.15              2.15           n/a
0.37         112,162       1.03            1.14              0.43           n/a

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

FOR THE SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED) AND THE YEARS ENDED JANUARY
31,

                     NET ASSET                 NET REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS      TOTAL
                       VALUE,       NET       AND UNREALIZED      FROM       FROM NET        FROM          DIVIDENDS
                     BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT   NET REALIZED         AND        REDEMPTION
                      OF YEAR      INCOME+    ON INVESTMENTS   OPERATIONS     INCOME        GAINS        DISTRIBUTIONS      FEES
                     ---------   ----------   --------------   ----------   ----------   -------------   -------------   -----------
STRATEGIC INCOME BOND FUND
TRUST CLASS SHARES
2009*                  $15.32      $0.34          $ 0.44          $0.78       $(0.33)        $   --          $(0.33)         $--
2009                    15.74       0.64           (0.35)          0.29        (0.64)         (0.07)          (0.71)          --
2008                    15.09       0.64            0.65           1.29        (0.64)            --           (0.64)          --
2007                    15.12       0.62           (0.03)          0.59        (0.62)            --           (0.62)          --
2006                    15.52       0.55           (0.40)          0.15        (0.55)            --           (0.55)          --
2005                    15.86       0.51           (0.23)          0.28        (0.52)         (0.10)          (0.62)          --
CLASS A SHARES
2009*                  $15.30      $0.32          $ 0.44          $0.76       $(0.32)        $   --          $(0.32)         $--
2009                    15.71       0.60           (0.34)          0.26        (0.60)         (0.07)          (0.67)          --
2008                    15.07       0.60            0.64           1.24        (0.60)            --           (0.60)          --
2007                    15.10       0.58           (0.03)          0.55        (0.58)            --           (0.58)          --
2006                    15.50       0.52           (0.40)          0.12        (0.52)            --           (0.52)          --
2005                    15.84       0.47           (0.23)          0.24        (0.48)         (0.10)          (0.58)          --
CLASS C SHARES
2009*                  $15.37      $0.26          $ 0.45          $0.71       $(0.26)        $   --          $(0.26)         $--
2009                    15.80       0.49           (0.36)          0.13        (0.49)         (0.07)          (0.56)          --
2008                    15.15       0.49            0.65           1.14        (0.49)            --           (0.49)          --
2007                    15.14       0.47            0.01           0.48        (0.47)            --           (0.47)          --
2006                    15.54       0.40           (0.40)            --        (0.40)            --           (0.40)          --
2005                    15.88       0.36           (0.24)          0.12        (0.36)         (0.10)          (0.46)          --

+    Per share data calculated using average shares method.

++ Total return excludes applicable sales charges. Total return is for the period indicated and has not been annualized.

*    All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
                                                                   JULY 31, 2009

                                                      RATIO OF
                                                    EXPENSES TO      RATIO OF
NET ASSET                               RATIO OF      AVERAGE     NET INVESTMENT
  VALUE,                NET ASSETS,   EXPENSES TO    NET ASSETS       INCOME       PORTFOLIO
  END OF       TOTAL       END OF       AVERAGE      (EXCLUDING     TO AVERAGE     TURNOVER
  YEAR       RETURN++    YEAR (000)   NET ASSETS      WAIVERS)      NET ASSETS       RATE
----------   --------   -----------   -----------   -----------   --------------   ---------


  $15.77       5.19%      $80,667         0.75%         0.87%           4.43%          9%
   15.32       1.94        76,917         0.75          0.85            4.15          32
   15.74       8.76        94,135         0.75          0.84            4.19          14
   15.09       4.00        87,835         0.75          0.89            4.12          19
   15.12       1.02        77,340         0.75          0.91            3.60          18
   15.52       1.83        67,849         0.75          0.93            3.28          45

  $15.74       5.01%      $27,181         1.00%         1.12%           4.17%          9%
   15.30       1.76        23,610         1.00          1.11            3.91          32
   15.71       8.43        24,436         1.00          1.09            3.94          14
   15.07       3.75        16,977         1.00          1.14            3.88          19
   15.10       0.77        12,656         1.00          1.16            3.37          18
   15.50       1.58         8,028         1.00          1.18            3.03          45

  $15.82       4.66%      $   336         1.75%         1.87%           3.43%          9%
   15.37       0.89           290         1.75          1.86            3.20          32
   15.80       7.65           119         1.75          1.84            3.19          14
   15.15       3.23           112         1.75          1.89            3.12          19
   15.14       0.01           129         1.75          1.91            2.61          18
   15.54       0.80           120         1.75          1.93            2.28          45

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

FOR THE SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED) AND THE YEARS ENDED JANUARY
31,

                        NET
                       ASSET        NET        NET REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS       TOTAL
                       VALUE,    INVESTMENT   AND UNREALIZED      FROM       FROM NET        FROM          DIVIDENDS
                     BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT   INVESTMENT    NET REALIZED        AND        REDEMPTION
                      OF YEAR      (LOSS)+    ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS      FEES
                     ---------   ----------   --------------   ----------   ----------   -------------   -------------   -----------
VALUE FUND
TRUST CLASS SHARES
2009*                  $15.37      $ 0.13         $ 1.11         $ 1.24       $(0.13)        $   --         $(0.13)          $--
2009                    23.44        0.27          (7.99)         (7.72)       (0.27)         (0.08)         (0.35)           --
2008                    26.12        0.25          (0.38)         (0.13)       (0.24)         (2.31)         (2.55)           --
2007                    24.37        0.26           3.32           3.58        (0.24)         (1.59)         (1.83)           --
2006                    22.51        0.28           3.58           3.86        (0.28)         (1.72)         (2.00)           --
2005                    19.20        0.14           3.81           3.95        (0.15)         (0.49)         (0.64)           --
CLASS A SHARES
2009*                  $15.31      $ 0.11         $ 1.11         $ 1.22       $(0.11)        $   --         $(0.11)          $--
2009                    23.36        0.22          (7.97)         (7.75)       (0.22)         (0.08)         (0.30)           --
2008                    26.04        0.18          (0.37)         (0.19)       (0.18)         (2.31)         (2.49)           --
2007                    24.31        0.20           3.30           3.50        (0.18)         (1.59)         (1.77)           --
2006                    22.46        0.21           3.58           3.79        (0.22)         (1.72)         (1.94)           --
2005                    19.16        0.09           3.80           3.89        (0.10)         (0.49)         (0.59)           --
CLASS C SHARES
2009*                  $15.02      $ 0.06         $ 1.07         $ 1.13       $(0.05)        $   --         $(0.05)          $--
2009                    22.92        0.06          (7.80)         (7.74)       (0.08)         (0.08)         (0.16)           --
2008                    25.60       (0.03)         (0.33)         (0.36)       (0.01)         (2.31)         (2.32)           --
2007                    23.95        0.01           3.26           3.27        (0.03)         (1.59)         (1.62)           --
2006                    22.18        0.04           3.53           3.57        (0.08)         (1.72)         (1.80)           --
2005                    19.00       (0.06)          3.75           3.69        (0.02)         (0.49)         (0.51)           --

+    Per share data calculated using average shares method.

++ Total return excludes applicable sales charges. Total return is for the period indicated and has not been annualized.

*    All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
                                                                   JULY 31, 2009

                                                   RATIO OF
                                                  EXPENSES TO      RATIO OF
NET ASSET                             RATIO OF      AVERAGE     NET INVESTMENT
  VALUE,               NET ASSETS,   EXPENSES TO  NET ASSETS     INCOME (LOSS)   PORTFOLIO
  END OF      TOTAL       END OF       AVERAGE     (EXCLUDING     TO AVERAGE      TURNOVER
   YEAR     RETURN++    YEAR (000)   NET ASSETS     WAIVERS)      NET ASSETS        RATE
---------   --------   -----------   ----------   -----------   --------------   ----------


  $16.48       8.14%     $72,505        1.06%         1.06%           1.77%          45%
   15.37     (33.21)      65,358        1.04          1.04            1.31           65
   23.44      (1.31)      84,322        1.03          1.03            0.91           60
   26.12      14.83       80,965        1.08          1.08            1.02           64
   24.37      17.52       68,633        1.09          1.09            1.18           77
   22.51      20.64       58,016        1.10          1.11            0.70           65

  $16.42       8.04%     $55,081        1.31%         1.31%           1.50%          45%
   15.31     (33.41)      46,305        1.29          1.29            1.06           65
   23.36      (1.54)      63,371        1.28          1.28            0.66           60
   26.04      14.52       55,007        1.33          1.33            0.77           64
   24.31      17.24       34,985        1.34          1.34            0.88           77
   22.46      20.36       19,557        1.35          1.36            0.46           65

  $16.10       7.59%     $ 4,071        2.06%         2.06%           0.77%          45%
   15.02     (33.85)       3,894        2.04          2.04            0.31           65
   22.92      (2.19)       5,169        2.03          2.03           (0.11)          60
   25.60      13.72        1,163        2.08          2.08            0.03           64
   23.95      16.37          754        2.09          2.09            0.17           77
   22.18      19.42          535        2.10          2.11           (0.31)          65

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

FOR THE SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED) AND THE YEARS ENDED
JANUARY 31,

        NET ASSET                     NET REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS       TOTAL
          VALUE,          NET        AND UNREALIZED      FROM       FROM NET         FROM         DIVIDENDS
        BEGINNING     INVESTMENT     GAINS (LOSSES)   INVESTMENT   INVESTMENT    NET REALIZED        AND        REDEMPTION
         OF YEAR    INCOME (LOSS)+   ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS      FEES
        ---------   --------------   --------------   ----------   ----------   -------------   -------------   ----------
GROWTH FUND
TRUST CLASS SHARES
2009*     $10.39        $ 0.02           $ 1.73         $ 1.75         $--         $   --          $   --           $--
2009       17.31         (0.02)           (6.90)         (6.92)         --             --              --            --
2008       18.11         (0.05)           (0.36)         (0.41)         --          (0.39)          (0.39)           --
2007       20.13         (0.05)            0.44           0.39          --          (2.41)          (2.41)           --
2006       16.52         (0.08)            3.86           3.78          --          (0.17)          (0.17)           --
2005       14.74         (0.05)            1.83           1.78          --             --              --            --
CLASS A SHARES
2009*     $10.18        $ 0.01           $ 1.69         $ 1.70         $--         $   --          $   --           $--
2009       17.00         (0.06)           (6.76)         (6.82)         --             --              --            --
2008       17.83         (0.10)           (0.34)         (0.44)         --          (0.39)          (0.39)           --
2007       19.91         (0.10)            0.43           0.33          --          (2.41)          (2.41)           --
2006       16.38         (0.12)            3.82           3.70          --          (0.17)          (0.17)           --
2005       14.66         (0.09)            1.81           1.72          --             --              --            --
CLASS C SHARES
2009*     $ 9.52        $(0.03)          $ 1.58         $ 1.55         $--         $   --          $   --           $--
2009       16.02         (0.15)           (6.35)         (6.50)         --             --              --            --
2008       16.95         (0.23)           (0.31)         (0.54)         --          (0.39)          (0.39)           --
2007       19.18         (0.23)            0.41           0.18          --          (2.41)          (2.41)           --
2006       15.91         (0.25)            3.69           3.44          --          (0.17)          (0.17)           --
2005       14.34         (0.19)            1.76           1.57          --             --              --            --

+    Per share data calculated using average shares method.

++ Total return excludes applicable sales charges. Total return is for the period indicated and has not been annualized.

*    All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
                                                                   JULY 31, 2009

                                                     RATIO OF
                                                   EXPENSES TO      RATIO OF
NET ASSET                              RATIO OF      AVERAGE     NET INVESTMENT
  VALUE,               NET ASSETS,   EXPENSES TO    NET ASSETS    INCOME (LOSS)   PORTFOLIO
  END OF      TOTAL       END OF       AVERAGE      (EXCLUDING     TO AVERAGE      TURNOVER
   YEAR     RETURN++    YEAR (000)    NET ASSETS     WAIVERS)      NET ASSETS        RATE
---------   --------   -----------   -----------   -----------   --------------   ---------


  $12.14      16.84%     $42,259        1.10%         1.12%           0.39%          37%
   10.39     (39.98)      35,730        1.08          1.08           (0.13)          84
   17.31      (2.49)      53,028        1.06          1.06           (0.28)          60
   18.11       2.07       51,654        1.10          1.10           (0.28)          94
   20.13      22.95       47,375        1.10          1.12           (0.42)          67
   16.52      12.08       37,052        1.10          1.15           (0.33)          64

  $11.88      16.70%     $22,574        1.35%         1.37%           0.13%          37%
   10.18     (40.12)      18,918        1.32          1.32           (0.39)          84
   17.00      (2.69)      37,852        1.31          1.31           (0.53)          60
   17.83       1.78       35,347        1.35          1.35           (0.53)          94
   19.91      22.66       28,376        1.35          1.37           (0.68)          67
   16.38      11.73       14,234        1.35          1.40           (0.57)          64

  $11.07      16.28%     $   354        2.10%         2.12%          (0.60)%         37%
    9.52     (40.57)         333        2.08          2.08           (1.14)          84
   16.02      (3.43)         363        2.06          2.06           (1.28)          60
   16.95       1.06          458        2.10          2.10           (1.28)          94
   19.18      21.69          546        2.10          2.12           (1.42)          67
   15.91      10.95          399        2.10          2.15           (1.29)          64

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

FOR THE SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED) AND THE YEARS ENDED
JANUARY 31,

        NET ASSET                 NET REALIZED       TOTAL     DISTRIBUTIONS                                NET ASSET
          VALUE,       NET       AND UNREALIZED      FROM           FROM                                      VALUE,
        BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT    NET REALIZED       TOTAL       REDEMPTION     END OF
         OF YEAR       LOSS+     ON INVESTMENTS   OPERATIONS       GAINS       DISTRIBUTIONS      FEES        PERIOD
        ---------   ----------   --------------   ----------   -------------   -------------   ----------   ---------
BURKENROAD FUND
CLASS A SHARES
2009*     $21.42      $(0.01)        $ 5.81         $ 5.80        $   --          $   --          $0.01       $27.23
2009       29.61       (0.12)         (7.68)         (7.80)        (0.40)          (0.40)          0.01        21.42
2008       31.32       (0.12)         (1.15)         (1.27)        (0.44)          (0.44)            --        29.61
2007       29.30       (0.10)          2.12           2.02            --              --             --        31.32
2006       24.97       (0.08)          4.41           4.33            --              --             --        29.30
2005       20.70       (0.08)          4.35           4.27            --              --             --        24.97
CLASS D SHARES
2009*     $21.12      $(0.04)        $ 5.72         $ 5.68        $   --          $   --          $0.01       $26.81
2009       29.26       (0.20)         (7.55)         (7.75)        (0.40)          (0.40)          0.01        21.12
2008       31.04       (0.20)         (1.14)         (1.34)        (0.44)          (0.44)            --        29.26
2007       29.07       (0.17)          2.10           1.93            --              --           0.04        31.04
2006       24.82       (0.14)          4.38           4.24            --              --           0.01        29.07
2005       20.62       (0.14)          4.34           4.20            --              --             --        24.82

+    Per share data calculated using average shares method.

++ Total return excludes applicable sales charges. Total return is for the period indicated and has not been annualized.

*    All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
                                                                   JULY 31, 2009

                                            RATIO OF
                                           EXPENSES TO         RATIO OF
                           RATIO OF    AVERAGE NET ASSETS   NET INVESTMENT
           NET ASSETS,   EXPENSES TO       (EXCLUDING            LOSS        PORTFOLIO
 TOTAL        END OF       AVERAGE       WAIVERS AND/OR       TO AVERAGE      TURNOVER
RETURN++    YEAR (000)    NET ASSETS     REIMBURSEMENTS)      NET ASSETS        RATE
--------   -----------   -----------   ------------------   --------------   ---------


 27.12%      $34,726        1.40%             1.58%             (0.08)%         13%
(26.36)       23,033        1.40              1.64              (0.42)          87
 (4.14)       19,579        1.40              1.62              (0.38)          42
  6.89        18,987        1.40              1.71              (0.34)          22
 17.34        13,376        1.40              1.82              (0.33)          32
 20.63         5,544        1.40              2.14              (0.37)          17

 26.94%      $ 6,386        1.65%             1.83%             (0.31)%         13%
(26.50)        5,016        1.65              1.88              (0.70)          87
 (4.40)        6,236        1.65              1.87              (0.63)          42
  6.78         7,148        1.65              1.96              (0.58)          22
 17.12         6,151        1.65              2.07              (0.55)          32
 20.37         2,739        1.65              2.39              (0.62)          17

FOR A SHARE OUTSTANDING

FOR THE SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED) AND THE PERIOD ENDED JANUARY 31, 2009



                 NET ASSET                 NET REALIZED       TOTAL      DIVIDENDS       TOTAL       NET ASSET
                   VALUE,        NET      AND UNREALIZED      FROM       FROM NET      DIVIDENDS       VALUE,
                 BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT        AND          END OF
                  OF YEAR       LOSS+     ON INVESTMENTS   OPERATIONS     INCOME     DISTRIBUTIONS     PERIOD
                 ---------   ----------   --------------   ----------   ----------   -------------   ---------
QUANTITATIVE LONG/SHORT FUND
TRUST CLASS SHARES
2009@              $11.33      $(0.05)        $ 0.65         $ 0.60       $   --        $   --         $11.93
2009#               15.00          --          (3.66)         (3.66)       (0.01)        (0.01)         11.33
CLASS A SHARES
2009@              $11.33      $(0.06)        $ 0.64         $ 0.58       $   --        $   --         $11.91
2009#               15.00       (0.01)         (3.66)         (3.67)          --            --          11.33
Class C Shares
2009@              $11.29      $(0.10)        $ 0.65         $ 0.55       $   --        $   --         $11.84
2009#               15.00       (0.04)         (3.67)         (3.71)          --            --          11.29

@    All ratios for the period have been annualized.

+    Per share data calculated using average shares method.

# Commenced operations on September 30, 2008. Ratios for the period have been annualized.

* Total return excludes applicable sales charge. Total return is for the period indicated and has not been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
                                                                   JULY 31, 2009

                             RATIO OF             RATIO OF
                            EXPENSES TO          EXPENSES TO           RATIO OF           RATIO OF
                        AVERAGE NET ASSETS   AVERAGE NET ASSETS       EXPENSES TO      NET INVESTMENT
          NET ASSETS,       (INCLUDING           (EXCLUDING       AVERAGE NET ASSETS        LOSS        PORTFOLIO
 TOTAL       END OF        DIVIDENDS AND        DIVIDENDS AND         (EXCLUDING         TO AVERAGE      TURNOVER
RETURN*    YEAR (000)    INTEREST EXPENSE)    INTEREST EXPENSE)        WAIVERS)          NET ASSETS        RATE
-------   -----------   ------------------   ------------------   ------------------   --------------   ---------


  5.30%     $15,183            2.02%                1.70%                2.71%             (0.84)%          84%
(24.43)      12,881            1.77                 1.70                 2.29              (0.03)           47

  5.12%     $ 2,536            2.27%                1.95%                2.97%             (1.11)%          84%
(24.47)       1,942            2.02                 1.95                 2.61              (0.33)           47

  4.87%     $    11            3.02%                2.70%                3.71%             (1.82)%          84%
(24.73)           1            2.74                 2.67                 3.56              (1.08)           47

FINANCIAL HIGHLIGHTS (CONCLUDED)

FOR A SHARE OUTSTANDING

FOR THE SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED) AND THE PERIOD ENDED JANUARY 31, 2009



                 NET ASSET       NET       NET REALIZED       TOTAL      DIVIDENDS       TOTAL       NET ASSET
                   VALUE,    INVESTMENT   AND UNREALIZED      FROM       FROM NET      DIVIDENDS       VALUE,
                 BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT   INVESTMENT        AND          END OF
                  OF YEAR      (LOSS)+    ON INVESTMENTS   OPERATIONS     INCOME     DISTRIBUTIONS     PERIOD
                 ---------   ----------   --------------   ----------   ----------   -------------   ---------
DIVERSIFIED INTERNATIONAL FUND
TRUST CLASS SHARES
2009@              $10.38      $ 0.14         $ 4.82         $ 4.96       $   --         $   --        $15.34
2009#               15.00        0.02          (4.60)         (4.58)       (0.04)         (0.04)        10.38
CLASS A SHARES
2009@              $10.38      $ 0.12         $ 4.82         $ 4.94       $   --         $   --        $15.32
2009#               15.00          --          (4.58)         (4.58)       (0.04)         (0.04)        10.38
CLASS C SHARES
2009@              $10.37      $ 0.07         $ 4.81         $ 4.88       $   --         $   --        $15.25
2009#               15.00       (0.02)         (4.59)         (4.61)       (0.02)         (0.02)        10.37

@    All ratios for the period have been annualized.

# Commenced operations on September 30, 2008. Ratios for the period have been annualized.

* Total return excludes applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share data calculated using average shares method.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                          (LOGO)
                                                                   JULY 31, 2009

                                        RATIO OF
                                      EXPENSES TO      RATIO OF
                          RATIO OF      AVERAGE     NET INVESTMENT
          NET ASSETS,   EXPENSES TO    NET ASSETS    INCOME (LOSS)   PORTFOLIO
 TOTAL       END OF       AVERAGE      (EXCLUDING     TO AVERAGE      TURNOVER
RETURN*    YEAR (000)    NET ASSETS     WAIVERS)      NET ASSETS        RATE
-------   -----------   -----------   -----------   --------------   ---------


 47.78%     $18,449        1.50%         1.91%           2.31%          19%
(30.53)      12,925        1.50          2.36            0.45            2

 47.59%     $ 3,361        1.75%         2.16%           2.03%          19%
(30.57)       1,753        1.75          2.74            0.11            2

 47.06%     $     3        2.50%         2.91%           1.25%          19%
(30.77)           1        2.50          3.36           (0.62)           2

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with thirty funds. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Government Money Market Fund (the "Government Money Market Fund"), the Hancock Horizon Strategic Income Bond Fund (the "Strategic Income Bond Fund"), the Hancock Horizon Value Fund (the "Value Fund"), the Hancock Horizon Growth Fund (the "Growth Fund"), the Hancock Horizon Burkenroad Fund (the "Burkenroad Fund"), the Hancock Horizon Quantitative Long/Short Fund (the "Quantitative Long/Short Fund") and the Hancock Horizon Diversified International Fund (the "Diversified International Fund") (each a "Fund" and collectively the "Funds"). Prior to March 8, 2009, the Government Money Market Fund was named the Treasury Securities Money Market Fund. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2009, there were no fair valued securities in the Funds.

                                                                          (LOGO)
                                                       JULY 31, 2009 (UNAUDITED)

     The Government Money Market Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Diversified International Fund's Administrator and may request that a meeting of the Committee be held.

If a local market in which the Diversified International Fund own securities is closed for one or more days, the Diversified International Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

As of July 31, 2009, there were no securities fair valued in accordance with Fair Value Procedures.

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on February 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at July 31, 2009 (000):

                               LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                               -------   --------   -------   --------
Government Money Market Fund
   Investments in Securities
      U.S. Government
         Agency Obligations    $    --   $289,876     $--     $289,876
      Cash Equivalent           53,000         --      --       53,000
      Repurchase
         Agreements                 --    153,896      --      153,896
                               -------   --------     ---     --------
   Total Investments in
      Securities               $53,000   $443,772     $--     $496,772
                               =======   ========     ===     ========

                                LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                               --------   -------   -------   ---------
Strategic Income Bond Fund
   Investments in Securities
      U.S. Government
         Agency Obligations    $     --   $29,923     $--     $  29,923
      U.S. Government
         Mortgage-Backed
         Obligations                 --    29,462      --        29,462
      Corporate Bonds                --    29,350      --        29,350
      Exchange Traded Funds      12,285        --      --        12,285
      Cash Equivalents            5,394        --      --         5,394
      Municipal Bonds                --     1,939      --         1,939
                               --------   -------     ---     ---------
   Total Investments in
      Securities               $ 17,679   $90,674     $--     $ 108,353
                               ========   =======     ===     =========
Value Fund
   Investments in Securities
      Common Stock             $130,257   $    --     $--     $ 130,257
      Cash Equivalent             1,362        --      --         1,362
                               --------   -------     ---     ---------
   Total Investments in
      Securities               $131,619   $    --     $--     $ 131,619
                               ========   =======     ===     =========
Growth Fund
   Investments in Securities
      Common Stock             $ 65,161   $    --     $--     $  65,161
      Cash Equivalent                71        --      --            71
                               --------   -------     ---     ---------
   Total Investments in
      Securities               $ 65,232   $    --     $--     $  65,232
                               ========   =======     ===     =========
Burkenroad Fund
   Investments in Securities
      Common Stock             $ 38,324   $    --     $--     $  38,324
      Cash Equivalent             2,715        --      --         2,715
                               --------   -------     ---     ---------
   Total Investments in
      Securities               $ 41,039   $    --     $--     $  41,039
                               ========   =======     ===     =========
Quantitative Long/Short Fund
   Assets at Fair Value at
      July 31, 2009
      (investments in
      securities at fair
      value)
   Investments in Securities
      Common Stock             $ 19,023   $    --     $--     $  19,023
      Cash Equivalent               544        --      --           544
                               --------   -------     ---     ---------
   Total Investments in
      Securities               $ 19,567   $    --     $--     $  19,567
                               ========   =======     ===     =========
   Liabilities at Fair Value
      at July 31, 2009
      (securities sold short
      at fair value)
   Investments in Securities
      Common Stock             $ (1,904)  $    --     $--     $  (1,904)
                               --------   -------     ---     ---------
   Total Investments in
      Securities               $ (1,904)  $    --     $--     $  (1,904)
                               ========   =======     ===     =========

                                                                          (LOGO)
                                                       JULY 31, 2009 (UNAUDITED)

                                 LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                 -------   -------   -------   -------
Diversified International Fund
   Investments in Securities
      Common Stock               $20,885     $--       $--     $20,885
      Exchange Traded Funds          199      --        --         199
      Cash Equivalent                701      --        --         701
                                 -------     ---       ---     -------
   Total Investments in
      Securities                 $21,785     $--       $--     $21,785
                                 =======     ===       ===     =======

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

FASB Statement of SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities", is effective for the Funds' financial statements issued after November 15, 2008. The new standard requires all companies including funds, to disclose information intended to enable financial statements users to understand how and why the company uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the Funds' financial position, result of operations and cash flows.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income.

REPURCHASE   AGREEMENTS  --  The  Funds  may  invest  in  tri-party   repurchase
agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

TBA PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

SHORT SALES -- The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

CLASSES OF SHARES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, are declared daily and paid monthly for the Government Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund and the Diversified International Fund. Any net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Quantitative Long/Short and Diversified International Funds. As of July 31, 2009, $27,463 of offering costs remained to be amortized for the Quantitative Long/Short Fund and $4,871 remained for the Diversified International Fund.

OTHER -- The Class C Shares of the Strategic Income Bond Fund, Value Fund, Growth Fund, Quantitative Long/Short Fund and Diversified International Fund retained a redemption fee of 1.00% on redemptions of shares sold within

                                                                          (LOGO)
                                                       JULY 31, 2009 (UNAUDITED)

one year of their purchase date until May 31, 2009, at which point the redemption fees imposed by the Funds were eliminated.

                        SIX MONTHS ENDED      YEAR ENDED
                          JULY 31, 2009    JANUARY 31, 2009
                        ----------------   ----------------
Strategic Income
   Bond Fund                   $11               $ --
Value Fund                      82                226
Growth Fund                     21                 --
Quantitative
   Long/Short Fund              --                 --
Diversified
   International Fund           --                 --

The Class A Shares and Class D Shares of the Burkenroad Fund charged a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date until May 31, 2009, at which point the redemption fee imposed by the Fund was eliminated.

                             SIX MONTHS ENDED      YEAR ENDED
                               JULY 31, 2009    JANUARY 31, 2009
                             ----------------   ----------------
Burkenroad Fund -- Class A        $5,789             $11,616
Burkenroad Fund -- Class D         2,024               2,476

Fees collected were retained by the Funds for the benefit of the remaining shareholders and are included in capital shares transactions in the Statements of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

ADVISORY AGREEMENT

     Horizon Advisers (the "Adviser"), an unincorporated division of Hancock Bank, serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Government Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value and the Growth Funds, 0.95% of the average daily net assets of the Burkenroad Fund, 1.20% of the average daily net assets of the Quantitative Long/Short Fund and 1.00% of the average daily net assets of the Diversified International Fund.

For the period from October 1, 2008 through September 30, 2009, the Adviser will receive a fee for the Quantitative Long/Short Fund comprised of a basic fee ("basic fee") at the annual rate of 1.20% of the Fund's average daily net assets. For the month ending October 31, 2009 and each subsequent month going forward, the fee received by the Adviser for the Quantitative Long/Short Fund will be comprised of a basic fee at the annual rate of 1.20% of the Fund's average daily net assets as described above and a performance adjustment ("performance adjustment"), if applicable, that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The performance adjustment will be calculated and paid monthly by comparing the Fund's Trust Class Share performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). In cases where the advisory fee is comprised of the basic fee and a performance adjustment, the fee paid to the Adviser based on the performance adjustment will result in a minimum fee of 0.80% if the Fund's Trust Class Share underperforms the Fund's performance benchmark by 200 basis points or more on a rolling 12-month basis, and a maximum fee of 1.60% if the Fund's Trust Share Class outperforms the Fund's performance benchmark by 200 basis points or more on a rolling 12-month basis. In cases where the performance adjustment is not applicable because the performance difference does not result in a performance adjustment, the basic fee at the annual rate of 1.20% of the Fund's average daily net assets will continue to apply. In addition, the Adviser oversees EARNEST Partners, LLC (the Sub-Adviser to the Diversified International
Fund) to ensure its compliance with the investment policies and guidelines of the Diversified International Fund, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the advisory fee it receives from the Diversified International Fund. The Board of Trustees of the Trust (the "Board") supervises the Adviser and the Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

     The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding interest, dividend expenses, taxes, brokerage commissions, and extraordinary expenses) of each Fund will not exceed the following:

                      GOVERNMENT
                         MONEY      STRATEGIC
                        MARKET     INCOME BOND    VALUE   GROWTH
                         FUND*        FUND*      FUND**   FUND**
                      ----------   -----------   ------   ------
Trust Class Shares       0.58%        0.75%       1.10%    1.10%
Institutional Sweep
   Class Shares          0.83          n/a         n/a      n/a
Class A Shares           1.08         1.00        1.35     1.35
Class C Shares            n/a         1.75        2.10     2.10

                                  QUANTITATIVE    DIVERSIFIED
                     BURKENROAD    LONG/SHORT    INTERNATIONAL
                        FUND*         FUND*          FUND*
                     ----------   ------------   -------------
Trust Class Shares       n/a          1.70%          1.50%
Class A Shares          1.40%         1.95%          1.75%
Class C Shares           n/a          2.70%          2.50%
Class D Shares          1.65           n/a            n/a

"n/a" designates that the Fund does not offer this class.

* The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2010.

** The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.

     In addition, the Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Government Money Market Fund in order to limit the one-day net income yield of the Trust Class Shares, Institutional Sweep Class Shares and Class A Shares of the Fund to not less than 0.01% of the average daily net assets.

ADMINISTRATION AGREEMENT

     SEI Investments Global Funds Services ("the Administrator")is the Administrator of the Trust. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

     The Funds and the Administrator have entered into an Administration Agreement. The Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.125% up to $350 million, 0.10% on the next $400 million and 0.08% on the net assets over $750 million, subject to certain minimum fee levels.

TRANSFER AGENT AND CUSTODIAN AGREEMENT

     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class on the first ten classes and $17,500 per class on the remaining classes.

     Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds' assets of 0.03% of each Fund's average daily net assets, subject to a minimum of $250 per month.

     U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund's average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund's average daily net assets.

DISTRIBUTION AGREEMENT

     The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement.

                      GOVERNMENT
                         MONEY      STRATEGIC
                        MARKET     INCOME BOND   VALUE   GROWTH
                         FUND          FUND       FUND    FUND
                      ----------   -----------   -----   ------
Trust Class Shares         --           --         --       --
Institutional Sweep
  Class Shares             --          n/a        n/a      n/a
Class A Shares           0.25%          --         --       --
Class C Shares            n/a         0.75%      0.75%    0.75%

                                  QUANTITATIVE    DIVERSIFIED
                     BURKENROAD    LONG/SHORT    INTERNATIONAL
                        FUND          FUND            FUND
                     ----------   ------------   -------------
Trust Class Shares       n/a            --             --
Class A Shares            --            --             --
Class C Shares           n/a          0.75%          0.75%
Class D Shares          0.25%          n/a            n/a

"--" designates that no fees are charged to this class.

"n/a" designates that the Fund does not offer this class.

                                                                          (LOGO)
                                                       JULY 31, 2009 (UNAUDITED)

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares. During the six months ended July 31, 2009, Hancock Investment Securities, Inc. received distribution fees in the amount of $311,748, $--, $--, $--, $2,877, $3 and $3 for the Government Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund and Diversified International Fund, respectively.

     The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement.

                      GOVERNMENT   STRATEGIC
                         MONEY       INCOME
                        MARKET        BOND     VALUE   GROWTH
                         FUND         FUND      FUND    FUND
                      ----------   ---------   -----   ------
Trust Class Shares         --          --        --       --
Institutional Sweep
   Class Shares          0.25%        n/a       n/a      n/a
Class A Shares           0.25        0.25%     0.25%    0.25%
Class C Shares            n/a        0.25      0.25     0.25

                                   QUANTITATIVE    DIVERSIFIED
                      BURKENROAD    LONG/SHORT    INTERNATIONAL
                         FUND          FUND            FUND
                      ----------   ------------   -------------
Trust Class Shares        n/a            --             --
Class A Shares           0.25%         0.25%          0.25%
Class C Shares            n/a          0.25           0.25
Class D Shares           0.25           n/a            n/a

"--" designates that no fees are charged to this class.

"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares. During the six months ended July 31, 2009, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $383,714, $12,254, $11,087, $8,419, $17,812, $1,517 and $1,734 for the
Government Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund and Diversified International Fund, respectively.

INVESTMENT IN AFFILIATED COMPANIES

     The Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Quantitative Long/Short Fund and Diversified International Fund may invest in the Government Money Market Fund for cash management purposes. To the extent the Funds invest in the Government Money Market Fund, they will indirectly bear a pro rata portion of the Government Money Market Fund's portfolio management fees and other Fund operating expenses.

OTHER

     Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

     The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. SHARE TRANSACTIONS:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                             GOVERNMENT        STRATEGIC INCOME
                                         MONEY MARKET FUND         BOND FUND             VALUE FUND           GROWTH FUND
                                        -------------------   -------------------   -------------------   -------------------
                                        02/01/09   02/01/08   02/01/09   02/01/08   02/01/09   02/01/08   02/01/09   02/01/08
                                           TO         TO         TO         TO         TO         TO         TO         TO
                                        07/31/09   01/31/09   07/31/09   01/31/09   07/31/09   01/31/09   07/31/09   01/31/09
                                        --------   --------   --------   --------   --------   --------   --------   --------
Trust Class Shares:
   Shares issued                         177,470    461,955      567         779       454       1,443       313      1,007
   Shares reinvested                           1         75       22          51        12          34        --         --
   Shares redeemed                      (155,963)  (507,765)    (493)     (1,791)     (319)       (822)     (272)      (632)
                                        --------   --------     ----      ------      ----      ------      ----      -----
Total Trust Class Shares Transactions     21,508    (45,735)      96        (961)      147         655        41        375
                                        --------   --------     ----      ------      ----      ------      ----      -----
Institutional Sweep Class Shares:
   Shares issued                         306,927    587,273      n/a         n/a       n/a         n/a       n/a        n/a
   Shares reinvested                          --         41      n/a         n/a       n/a         n/a       n/a        n/a
   Shares redeemed                      (300,677)  (618,302)     n/a         n/a       n/a         n/a       n/a        n/a
                                        --------   --------     ----      ------      ----      ------      ----      -----
Total Institutional Sweep Class
   Shares Transactions                     6,250    (30,988)     n/a         n/a       n/a         n/a       n/a        n/a
                                        --------   --------     ----      ------      ----      ------      ----      -----
Class A Shares:
   Shares issued                         387,302    801,093      344         729       687       1,267       294        542
   Shares reinvested                           3        335       32          71        22          44        --         --
   Shares redeemed                      (337,292)  (893,553)    (193)       (811)     (378)     (1,001)     (253)      (910)
                                        --------   --------     ----      ------      ----      ------      ----      -----
Total Class A Shares Transactions         50,013    (92,125)     183         (11)      331         310        41       (368)
                                        --------   --------     ----      ------      ----      ------      ----      -----
Class C Shares:
   Shares issued                             n/a        n/a        2          12        32          95         1         18
   Shares reinvested                         n/a        n/a       --          --         1           2        --         --
   Shares redeemed                           n/a        n/a       --          (1)      (39)        (63)       (4)        (6)
                                        --------   --------     ----      ------      ----      ------      ----      -----
Total Class C Shares Transactions            n/a        n/a        2          11        (6)         34        (3)        12
                                        --------   --------     ----      ------      ----      ------      ----      -----
Class D Shares:
   Shares issued                             n/a        n/a      n/a         n/a       n/a         n/a       n/a        n/a
   Shares reinvested                         n/a        n/a      n/a         n/a       n/a         n/a       n/a        n/a
   Shares redeemed                           n/a        n/a      n/a         n/a       n/a         n/a       n/a        n/a
                                        --------   --------     ----      ------      ----      ------      ----      -----
Total Class D Shares Transactions            n/a        n/a      n/a         n/a       n/a         n/a       n/a        n/a
                                        --------   --------     ----      ------      ----      ------      ----      -----
Net Change in Capital Shares              77,771   (168,848)     281        (961)      472         999        79         19
                                        ========   ========     ====      ======      ====      ======      ====      =====

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either 0 shares or have been rounded to 0 shares.

                                                                          (LOGO)
                                                       JULY 31, 2009 (UNAUDITED)

4. SHARE TRANSACTIONS (CONTINUED):

Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                    BURKENROAD           QUANTITATIVE            DIVERSIFIED
                                       FUND             LONG/SHORT FUND      INTERNATIONAL FUND
                               -------------------   --------------------   --------------------
                               02/01/09   02/01/08   02/01/09   09/30/08*   02/01/09   09/30/08*
                                  TO         TO         TO         TO          TO          TO
                               07/31/09   01/31/09   07/31/09    01/31/09   07/31/09    01/31/09
                               --------   --------   --------   ---------   --------   ---------
Trust Class Shares:
   Shares issued                  n/a        n/a        244       1,753        212       1,885
   Shares reinvested              n/a        n/a         --          --         --           2
   Shares redeemed                n/a        n/a       (109)       (616)      (255)       (641)
                                 ----       ----       ----       -----       ----       -----
Total Trust Class Shares
   Transactions                   n/a        n/a        135       1,137        (43)      1,246
                                 ----       ----       ----       -----       ----       -----
Class A Shares:
   Shares issued                  335        690         60         185         80         184
   Shares reinvested               --         17         --          --         --          --
   Shares redeemed               (135)      (293)       (18)        (14)       (30)        (15)
                                 ----       ----       ----       -----       ----       -----
Total Class A Shares
   Transactions                   200        414         42         171         50         169
                                 ----       ----       ----       -----       ----       -----
Class C Shares:
   Shares issued                  n/a        n/a          1          --         --          --
   Shares reinvested              n/a        n/a         --          --         --          --
   Shares redeemed                n/a        n/a         --          --         --          --
                                 ----       ----       ----       -----       ----       -----
Total Class C Shares
   Transactions                   n/a        n/a          1          --         --          --
                                 ----       ----       ----       -----       ----       -----
Class D Shares:
   Shares issued                   18         72        n/a         n/a        n/a         n/a
   Shares reinvested               --          4        n/a         n/a        n/a         n/a
   Shares redeemed                (18)       (51)       n/a         n/a        n/a         n/a
                                 ----       ----       ----       -----       ----       -----
Total Class D Shares
   Transactions                    --         25        n/a         n/a        n/a         n/a
                                 ----       ----       ----       -----       ----       -----
Net Change in Capital Shares      200        439        178       1,308          7       1,415
                                 ====       ====       ====       =====       ====       =====

"n/a" designates that the Fund does not offer this class.

*    Commencement of operations.

Amounts designated as "--" are either 0 shares or have been rounded to 0 shares.

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended July 31, 2009 were as follows:

                                STRATEGIC                                                      DIVERSIFIED
                                  INCOME     VALUE     GROWTH   BURKENROAD     QUANTITATIVE    INTERNATIONAL
                                BOND FUND     FUND      FUND       FUND      LONG/SHORT FUND       FUND
                                  (000)      (000)     (000)      (000)           (000)            (000)
                                ---------   -------   -------   ----------   ---------------   -------------
Cost of Security Purchases
   U.S. Government Securities    $3,575     $    --   $    --     $   --         $    --           $   --
   Other                          4,950      59,861    22,483      6,332          16,214            4,101
Proceeds from Sales and
   Maturities
   U.S. Government Securities    $6,854     $    --   $    --     $   --         $    --           $   --
   Other                          2,310      52,774    20,845      4,175          13,191            3,255

6. FEDERAL TAX INFORMATION:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended January 31, 2009 and January 31, 2008 was as follows (000):

                                  ORDINARY INCOME   LONG-TERM CAPITAL GAIN        TOTALS
                                 ----------------   ----------------------   ----------------
                                  2009      2008        2009     2008         2009      2008
                                 ------   -------       ----   -------       ------   -------
Government Money Market Fund     $4,117   $20,828       $ --   $    --       $4,117   $20,828
Strategic Income Bond Fund        4,675     4,607        451        --        5,126     4,607
Value Fund                        1,705     1,232        544    13,422        2,249    14,654
Growth Fund                          --       106         --     1,895           --     2,001
Burkenroad Fund                      --        --        495       385          495       385
Quantitative Long/Short Fund          6       n/a         --       n/a            6       n/a
Diversified International Fund       57       n/a         --       n/a           57       n/a

Amounts designated as "--" are either $0 or have been rounded to $0.

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows (000):

                                          GOVERNMENT   STRATEGIC                                    QUANTITATIVE    DIVERSIFIED
                                            MONEY        INCOME     VALUE     GROWTH   BURKENROAD    LONG/SHORT    INTERNATIONAL
                                         MARKET FUND   BOND FUND     FUND      FUND       FUND          FUND           FUND
                                         -----------   ---------   -------   -------   ----------   ------------   -------------
Undistributed ordinary income               $ 528        $   12    $    --   $    --     $   --         $--             $--
Undistributed long-term capital gain           --           144        544        --        495          --              --
Unrealized appreciation (depreciation)         --         2,351     25,407    11,800      6,717          --              --
Capital Loss Carryforward                      --            --         --       (21)        --          --              --
Post-October Losses                            --            --         --      (495)        --          --              --
Other temporary differences                  (528)           --         --        --         --          --              --
                                            -----        ------    -------   -------     ------         ---             ---
Total distributable earnings                $  --        $2,507    $25,951   $11,284     $7,212         $--*            $--*
                                            =====        ======    =======   =======     ======         ===             ===

Undistributed amounts at April 30, 2008, reported in the above table, have been paid.

* Funds commenced operations on September 30, 2008. Tax year-end figures are not available.

Amounts designated as "--" are either $0 or have been rounded to $0.

Post-October Losses represent losses on investment transactions from November 1, 2007 through April 30, 2008, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended April 30, 2009, the Strategic

                                                                          (LOGO)
                                                       JULY 31, 2009 (UNAUDITED)

Income Bond Fund and Burkenroad Fund utilized $175 (000) and $54 (000) of capital loss carryforwards to offset realized capital gains. At April 30, 2009, capital loss carryforwards expiring April 30, 2016 were as follows:

  GROWTH
FUND (000)
----------
   $21

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2009 were as follows:

                                                         AGGREGATE      AGGREGATE
                                                          GROSS          GROSS
                                                        UNREALIZED     UNREALIZED    NET UNREALIZED
                                    FEDERAL TAX COST   APPRECIATION   DEPRECIATION    DEPRECIATION
                                          (000)            (000)          (000)           (000)
                                    ----------------   ------------   ------------   --------------
Strategic Income Bond Fund              $105,847          $4,350         $(1,844)       $ 2,506
Value Fund                               133,789           7,713          (9,883)        (2,170)
Growth Fund                               59,195           8,406          (2,369)         6,037
Burkenroad Fund                           37,044           6,162          (2,167)         3,995
Quantitative Long/Short Fund Fund         17,626           2,198            (257)         1,941
Diversified International Fund            19,254           3,501            (970)         2,531

For Federal income tax purposes, the book cost of securities owned at January 31, 2009 for the Treasury Securities Money Market Fund was equal to tax cost.

7. OTHER:

On July 31, 2009, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

                                                            NUMBER OF    % OF OUTSTANDING
                                                          SHAREHOLDERS        SHARES
                                                          ------------   ----------------
Government Money Market Fund, Trust Class                       1                92
Government Money Market Fund, Institutional Sweep Class         2               100
Government Money Market Fund, Class A                           2                98
Strategic Income Bond Fund, Trust Class                         2               100
Strategic Income Bond Fund, Class A                             1                40
Strategic Income Bond Fund, Class C                             3                55
Value Fund, Trust Class                                         3                96
Value Fund, Class A                                             1                19
Value Fund, Class C                                             2                50
Growth Fund, Trust Class                                        2               100
Growth Fund, Class A                                            1                37
Growth Fund, Class C                                            2                51
Burkenroad Fund, Class A                                        2                43
Burkenroad Fund, Class D                                        1                11
Quantitative Long/Short Fund, Trust Class                       2               100
Quantitative Long/Short Fund, Class A                           1                58
Quantitative Long/Short Fund, Class C                           1                93
Diversified International Fund, Trust Class                     2               100
Diversified International Fund, Class A                         1                57
Diversified International Fund, Class C                         2               100

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

8. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust's experience, the risk of loss from such claims is considered remote.

9. CONCENTRATION OF RISKS:

When the Diversified International Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

political and economic developments or changes in the value of foreign currency can make it more difficult for the Diversified International Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Diversified International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Diversified International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized. At July 31, 2009, the net assets of the Diversified International Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. SUBSEQUENT EVENTS:

Effective June 30, 2009, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS
165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Fund's financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds' financial statements.

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY                         (LOGO)
AGREEMENT                                              JULY 31, 2009 (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 19-20, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, affiliation with Hancock Bank, assets under management and personnel. The representative also discussed the Adviser's best execution practices and use of soft dollars. In addition, the representative noted the change in name and strategy for the Hancock Horizon Treasury Money Market Fund to the Hancock Horizon Government Money Market Fund, and also outlined its expectations and strategies for the future for the Funds. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (CONCLUDED)

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each of the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their respective benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, focusing on its investment process and current market conditions. The Board noted that the Hancock Horizon Burkenroad Fund and the Hancock Horizon Value Fund both outperformed their respective benchmarks. With respect to the Hancock Horizon Government Money Market Fund, the Hancock Horizon Strategic Income Bond Fund, and the Hancock Horizon Growth Fund, the Board noted that, although these Funds underperformed their respective benchmarks over various periods of time, their recent performance was not substantially below that of each Fund's respective benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that each Fund's performance was reasonable as compared to its relevant benchmark and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and the fee waivers that the Adviser had made over the period. The Trustees noted that each Hancock Fund's total fees and expenses, after waivers, were within the range of fees and expenses incurred by other respective peer funds. The Trustees also reviewed the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees appeared reasonable in light of the services rendered and were the result of arm's length negotiations. The Trustees also considered the Adviser's commitment to managing the Funds and its willingness to continue its expense limitations and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

                               WALL STREET SAVVY,
                               MAIN STREET TOUCH.

                               INVESTMENT ADVISER
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)
                                One Hancock Plaza
                                  P.O. Box 4019
                               Gulfport, MS 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                        Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.

                           THE HANCOCK HORIZON FUNDS:
                           - NOT FDIC INSURED
                           - NO BANK GUARANTEE
                           - MAY LOSE VALUE

                                     (LOGO)
                              Hancock Horizon Funds

                    FOR MORE INFORMATION CALL 1.888.346.6300
                           www.hancockhorizonfunds.com

HHF-SA-001-0200

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: October 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: October 5, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: October 5, 2009